                                          1933 Act File No. 2-91090
                                          1940 Act File No. 811-4017

                             SECURITIES AND EXCHANGE COMMISSION
                                    Washington, DC 20549

                                         Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X

    Pre-Effective Amendment No.      .......................

    Post-Effective Amendment No.  58_.......................        X

                                           and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

    Amendment No.  51 ......................................        X

                                   FEDERATED EQUITY FUNDS

                     (Exact Name of Registrant as Specified in Charter)

                                 Federated Investors Funds
                                    5800 Corporate Drive
                            Pittsburgh, Pennsylvania 15237-7000
                          (Address of Principal Executive Offices)

                                       (412) 288-1900
                              (Registrant's Telephone Number)

                                John W. McGonigle, Esquire,
                                 Federated Investors Tower
                             Pittsburgh, Pennsylvania 15222-3779
                          (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

___ immediately upon filing pursuant to paragraph (b)
__  on __________________pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i)
    on _________________ pursuant to paragraph (a) (i).
 X  75 days after filing  pursuant to paragraph (a)(ii)
    on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                          Copy to:

                                Matthew G. Maloney, Esquire
                         Dickstein Shapiro Morin & Oshinsky, LLP
                                     2101 L Street, NW
                                    Washington, DC 20037

[Logo of Federated]

Federated Market Opportunity Fund

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A Portfolio of Federated Equity Funds

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PROSPECTUS

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February 28, 2003

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CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

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A mutual fund seeking to provide moderate capital appreciation and high current income by investing in equity securities that are undervalued or out of favor, or securities that appear to have defensive characteristics (i.e., securities that appear to have low volatility in share price relative to the overall equity market during periods of market turbulence).

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As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary	1
What are the Fund's Fees and Expenses?	4
What are the Fund's Investment Strategies?	5
What are the Principal Securities in Which the Fund Invests?	7
What are the Specific Risks of Investing in the Fund?	10
What Do Shares Cost?	11
How is the Fund Sold?	15
How to Purchase Shares	15
How to Redeem and Exchange Shares	18
Account and Share Information	21
Who Manages the Fund?	22
Financial Information	23

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

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The Fund's investment objective is to provide moderate capital appreciation and high current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

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WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund pursues its investment objective by investing, under normal market conditions, its assets in equity securities (including convertible securities) of companies that, in the Adviser's opinion, are undervalued or out of favor, or securities that appear to display defensive characteristics (i.e. securities that appear to have low volatility in share price relative to the overall equity market during periods of market turbulence). A description of the various types of securities in which the Fund invests, and their risks, immediately follows the strategy discussion.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's share price may decline suddenly or over a sustained period of time.

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  Risks Relating to Investing for Value. The Fund uses a "value" style of investing, so that the Fund's share price may lag that of other funds using a different investment style.

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  Risks of Investing in American Depositary Receipts. Because the Fund may invest in American Depositary Receipts (ADRs) issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards, than would otherwise be the case.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

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Risk/Return Bar Chart and Table

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's Class A Shares total return for the nine-month period from January 1, 2002 to September 30, 2002 was (2.10)%.

Within the period shown in the bar chart, the Fund's Class A Shares highest quarterly return was 7.59% (quarter ended June 30, 2001). Its lowest quarterly return was (1.53)% (quarter ended September 30, 2001).

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Average Annual Total Return Table

The Average Annual Total Returns for the Fund's Class A Shares, Class B Shares and Class C Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown for all classes. In addition, Return After Taxes is shown for Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Russell Midcap Value Index (RMCV), a broad-based market index. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

(For the periods ended December 31, 2001)

	1 Year	Start of Performance[1]
Class A Shares:
Return Before Taxes	9.36%	12.85%
Return After Taxes on Distributions[2]	7.61%	10.82%
Return After Taxes on Distributions and Sale of Fund Shares[2]	5.64%	9.23%
Class B Shares:
Return Before Taxes	9.29%	13.75%
Class C Shares:
Return Before Taxes	13.68%	18.02%
RMCV	2.33%	7.62%

1 The Fund's Class A, Class B and Class C Shares start of performance date was December 5, 2000.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns for Class B and Class C Shares will differ from those shown above for Class A Shares. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

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What are the Fund's Fees and Expenses?

FEDERATED MARKET OPPORTUNITY FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Class A, Class B and Class C Shares.

Shareholder Fees	Class A		Class B		Class C
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None		5.50%		1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None		None		None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None		None		None
Exchange Fee	None		None		None

Annual Fund Operating Expenses (Before Waiver)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.75%		0.75%		0.75%
Distribution (12b-1) Fee	0.25%	[2]	0.75%		0.75%
Shareholder Services Fee	0.25%		0.25%		0.25%
Other Expenses	0.31%		0.31%		0.31%
Total Annual Fund Operating Expenses	1.56%		2.06%	[3]	2.06%

1 Although not contractually obligated to do so, the distributor waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31, 2002.

Total Waivers of Fund Expenses	0.25%		0.00%		0.00%
Total Actual Annual Fund Operating Expenses (after waiver)	1.31%		2.06%		2.06%

2 Class A Shares did not pay or accrue the distribution (12b-1) fee for the fiscal year ended October 31, 2002. Class A Shares have no present intention of paying or accruing the distribution (12b-1) fee for the fiscal year ending October 31, 2003.

3 After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.

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EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Class A, Class B and Class C Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class A, Class B and Class C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A, Class B and Class C Shares operating expenses are before waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A:
Expenses assuming redemption	$700	$1,016	$1,353	$2,304
Expenses assuming no redemption	$700	$1,016	$1,353	$2,304
Class B:
Expenses assuming redemption	$759	$1,046	$1,308	$2,262
Expenses assuming no redemption	$209	$ 646	$1,108	$2,262
Class C:
Expenses assuming redemption	$309	$ 646	$1,108	$2,390
Expenses assuming no redemption	$209	$ 646	$1,108	$2,390

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What are the Fund's Investment Strategies?

The Fund pursues its investment objective by investing, under normal market conditions, its assets in equity securities (including convertible securities) of companies that, in the Adviser's opinion, are undervalued or out of favor, or securities that appear to display defensive characteristics (i.e. securities that appear to have low volatility in share price relative to the overall equity market during periods of market turbulence). A description of the various types of securities in which the Fund invests, and their risks, immediately follows the strategy discussion.

The Adviser has devised a proprietary model for assistance in identifying equity securities that have a superior risk/return tradeoff when compared to other equity securities. In selecting securities for the Fund's portfolio, the Adviser emphasizes the following: undervalued and overlooked companies that have the potential for positive changes; companies' financial strength, particularly the generation of "free" cash flow that exceeds capital spending and dividend requirements; companies' management skill and shareholder orientation; improving earnings; and equity securities of companies that demonstrate an ability to maintain their value when the broad equity market is weak.

Companies with similar characteristics may be grouped together in broad categories called sectors. The Adviser may select securities of issuers in any sector and having any market capitalization range (i.e. number of shares multiplied by the share price). The Adviser allocates the Fund's assets among the various economic sectors based on Standard & Poor's classifications. The Adviser's allocations are based on a combination of bottom-up security selection and top-down sector emphasis. Primarily using the bottom-up approach, the Adviser searches for outstanding performance of individual stocks. The Adviser identifies such companies from research reports, stock screens or personal knowledge of the products and services. As a secondary matter, using top-down analysis, the Adviser considers current economic, financial market, and industry factors and societal trends that may affect the issuing company, in order to assist in determining sector allocations for the Fund.

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In addition, sector allocations are based on the Adviser's opinion as to which sectors are, as a whole, priced at a low market valuation ("undervalued") when compared with the other sectors. The Adviser also considers such factors as the dividend-paying potential and earnings growth potential of the companies in each sector.

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The Adviser uses the "value" style of investing, selecting securities of companies that, in the Adviser's opinion, are trading at a lower valuation in relation to their historic and current market prices, to industry peers, and to their expected future price based on projected earnings, and that therefore offer the potential for capital appreciation. Because the Adviser uses a "value" style of investing, the securities held by the Fund may not, under certain market conditions, increase as rapidly in price as stocks selected primarily for their growth attributes. However, such securities generally have lower share price volatility, and a higher yield, when compared with other equity securities.

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To determine the timing of purchases of portfolio securities, the Adviser compares the current stock price of an issuer with the Adviser's judgment as to that stock's intrinsic value. The Adviser prefers to purchase a stock when it is relatively depressed, rather than after a substantial rise in price. The Adviser uses technical analysis as an aid in timing purchases and sales. The Adviser sells a portfolio security if it determines that the issuer's prospects have deteriorated, or if it finds an attractive security which the Adviser deems has superior risk and return characteristics to a security held by the Fund.

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The Adviser generally purchases convertible securities and Real Estate Investment Trusts (REITs) to provide total return and/or to enhance the Fund's income. In addition, the Adviser may invest a portion of the Fund's assets in securities of companies based outside the United States, to diversify the Fund's holdings and to gain exposure to the foreign market. Foreign holdings primarily take the form of American Depositary Receipts, which represent interests in underlying securities issued by a foreign company, but which are traded in the United States.

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The Fund may make short sales of securities listed on one or more national exchanges or on the NASDAQ stock market. A short sale means selling a security the Fund does not own to take advantage of an anticipated decline in the stock's price. In no event will the Fund engage in short sales transactions if it would cause the market value of all of the Fund's securities sold short to exceed 25% of its net assets.

Additionally, when the Adviser cannot find sufficient stocks that it deems to be undervalued, the Adviser may invest a portion of the Fund's assets in high yield or emerging market fixed income securities in order to increase the current income of the Fund.

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PORTFOLIO TURNOVER

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund invests.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Real Estate Investment Trusts (REITs)

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REITs are real estate investment trusts that own, lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate.

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American Depository Receipts

ADRs represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. ADRs provide a way to buy shares of foreign-based companies in the U.S. rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions.

Convertible Securities

Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price, or which are automatically exchanged for equity securities after a specified conversion period. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

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Convertible securities generally have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

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The Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

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Short Sales

The Fund may make short sales of securities listed on one or more national exchanges or on the NASDAQ stock market. A short sale means selling a security the Fund does not own to take advantage of an anticipated decline in the stock's price. Once the Fund sells the security short, it has an obligation to replace the borrowed security. If it can buy the security back at a lower price, a profit results. In no event will the Fund engage in short sales transactions if it would cause the market value of all of the Fund's securities sold short to exceed 25% of its net assets. The value of the securities of any one issuer that may be shorted by the Fund is limited to the lesser of 2% of the value of the Fund's net assets or 2% of the securities of any class of the issuer. The Fund may also "sell short against the box," i.e., the Fund owns securities identical to those sold short. Short sales against the box are not subject to the 25% limitation. A capital gain is recognized immediately upon entering into a short sale against the box with respect to an appreciated security. Short sales are speculative in nature, and may reduce returns or increase volatility.

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FIXED INCOME SECURITIES

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Foreign Government Securities

Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

Foreign Corporate Debt Securities

The Fund may also invest in high-yield debt securities of foreign corporations. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies.

The credit risks of corporate debt securities vary widely among issuers. The credit risk of an issuer's debt security may also vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities.

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Investing in Securities of Other Investment Companies

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

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The Fund may invest in high yield securities and emerging market fixed income securities primarily by investing in other investment companies (which are not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. These other investment companies are managed independently of the Fund and may incur additional administrative expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Fund may also invest in such securities directly.

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Investment Ratings for Investment Grade Securities

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade. If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

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Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Funds may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

Lower-rated fixed income securities are securities rated below investment grade (i.e., BB or lower) by a nationally recognized rating service. There is no minimal acceptable rating for a security to be purchased or held by the Fund and the Fund may purchase or hold unrated securities and securities whose issuers are in default.

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What are the Specific Risks of Investing in the Fund?

STOCK MARKET RISKS

  The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline.
  The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

RISKS RELATED TO INVESTING FOR VALUE

  Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

RISKS OF INVESTING IN ADRS

  Because the Fund may invest in ADRs issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies, and accounting and auditing standards, than would otherwise be the case. Foreign companies may not provide information as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to United States companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

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RISKS ASSOCIATED WITH NON-INVESTMENT GRADE SECURITIES

  Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively and their trading market may be more limited.

EMERGING MARKET RISKS

  Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their creditworthiness and consequently their prices can be significantly more volatile than prices in developed countries. Emerging market economies may also experience more actual or perceived severe downturns (with corresponding currency devaluation) than developed economies.
  Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.

LEVERAGE RISKS

  Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain. Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.

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What Do Shares Cost?

You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price).

NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The Fund generally values equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market).

The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

Shares Offered	Minimum Initial/Subsequent Investment Amounts[1]	Maximum Sales Charge
		Front-End Sales Charge[2]	Contingent Deferred Sales Charge[3]
Class A Shares	$1,500/$100	5.50%	0.00%
Class B Shares	$1,500/$100	None	5.50%
Class C Shares	$1,500/$100	None	1.00%

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1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs (SIP) is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. Orders for $250,000 or more will be invested in Class A Shares instead of Class B Shares to maximize your return and minimize the sales charges and marketing fees. Accounts held in the name of an investment professional may be treated differently. After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. This conversion is a non-taxable event.

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2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."

3 See "Sales Charge When You Redeem."

SALES CHARGE WHEN YOU PURCHASE

Class A Shares
Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
Less than $50,000	5.50%	5.82%
$50,000 but less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1 million	2.00%	2.04%
$1 million or greater[1]	0.00%	0.00%

1 A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

If your investment qualifies for a reduction or elimination of the sales charge as described below, you or your investment professional should notify the Fund's Distributor at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

The sales charge at purchase may be reduced or eliminated by:

  purchasing Shares in greater quantities to reduce the applicable sales charge;
  combining concurrent purchases of Shares:
  by you, your spouse, and your children under age 21; or
  of the same share class of two or more Federated Funds (other than money market funds);
  accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or
  signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information).

The sales charge will be eliminated when you purchase Shares:

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  within 120 days of redeeming Shares of an equal or greater amount;

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  by exchanging shares from the same share class of another Federated Fund (other than a money market fund);
  through wrap accounts or other investment programs where you pay the investment professional directly for services;
  through investment professionals that receive no portion of the sales charge;
  as a Federated Life Member (Class A Shares only) and their immediate family members; or
  as a Trustee or employee of the Fund, the Adviser, the Distributor and their affiliates, and the immediate family members of these individuals.

SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

Class A Shares(Purchase amount of $1 million or greater) :

A CDSC of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

Class B Shares:
Shares Held Up To:	CDSC
1 Year	5.50%
2 Years	4.75%
3 Years	4.00%
4 Years	3.00%
5 Years	2.00%
6 Years	1.00%
7 Years or More	0.00%
Class C Shares:
You will pay a 1% CDSC if you redeem Shares within one year of the purchase date.

If your investment qualifies for a reduction or elimination of the CDSC as described below, you or your investment professional should notify the Distributor at the time of redemption. If the Distributor is not notified, the CDSC will apply.

You will not be charged a CDSC when redeeming Shares:

  purchased with reinvested dividends or capital gains;
  purchased within 120 days of redeeming Shares of an equal or lesser amount;
  that you exchanged into the same share class of another Federated Fund if the shares were held for the applicable CDSC holding period (other than a money market fund);
  purchased through investment professionals who did not receive advanced sales payments;
  if, after you purchase Shares, you become disabled as defined by the IRS;
  if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;
  if your redemption is a required retirement plan distribution; or
  upon the death of the last surviving shareholder of the account. The beneficiary on an account with a Transfer on Death registration is deemed the last surviving shareholder of the account.

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

  Shares that are not subject to a CDSC; and
  Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund).

The CDSC is then calculated using the share price at the time of purchase or redemption, whichever is lower.

How is the Fund Sold?

The Fund offers three share classes: Class A Shares, Class B Shares and Class C Shares, each representing interests in a single portfolio of securities.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions or to individuals, directly or through investment professionals.

When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

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RULE 12B-1 PLAN

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The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated Fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

Where the Fund offers more than one share class and you do not specify the class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check) you automatically will receive Class A Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

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Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

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BY AUTOMATIC INVESTMENTS

You may establish an account with your financial institution to automatically purchase Shares on predetermined dates or when your bank account reaches a certain level. Under this program, participating financial institutions are responsible for prompt transmission of orders and may charge you for this service. You should read this prospectus along with your financial institution's agreement or materials describing this service.

BY INVEST-BY-PHONE

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Once you establish an account, you may use the Fund's Invest-By-Phone privilege for future Share purchases if you have an account with a bank that is an Automated Clearing House member. To apply, call the Fund for an authorization form. You may use Invest-By-Phone to purchase Shares approximately two weeks from the date you file the form with Federated Shareholder Services Company.

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BY DIRECT DEPOSIT

You may complete an application with Federated Shareholder Services Company to have your Social Security, Railroad Retirement, VA Compensation or Pension, Civil Service Retirement and certain other retirement payments invested directly into the Fund. The application must be filed with Federated Shareholder Services Company before direct deposit may begin. Allow 60 to 90 days for the application to be processed.

THROUGH AN EXCHANGE

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You may purchase Shares through an exchange from the same Share class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

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BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program section of the New Account Form or by contacting the Fund or your investment professional.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem or exchange Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund into Shares of the same class of another Federated Fund. To do this, you must:

  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

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The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated funds.

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SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

Generally, it is not advisable to continue to purchase Class A Shares subject to a sales charge while redeeming Shares using this program.

Systematic Withdrawal Program (SWP) On Class B Shares

You will not be charged a CDSC on SWP redemptions if:

  you redeem 12% or less of your account value in a single year;
  you reinvest all dividends and capital gains distributions; and
  your account has at least a $10,000 balance when you establish the SWP. (You cannot aggregate multiple Class B Share accounts to meet this minimum balance.)

You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end. You can redeem monthly, quarterly, or semi-annually.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund does not issue share certificates.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends quarterly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 139 mutual funds and a variety of separate accounts, which totaled approximately $180 billion in assets as of December 31, 2001. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,800 employees. More than 4,000 investment professionals make Federated funds available to their customers.

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THE FUND'S PORTFOLIO MANAGERS ARE:

Steven J. Lehman

Steven J. Lehman has been the Fund's Portfolio Manager since inception. He is Vice President of the Trust. Mr. Lehman joined the Fund's Adviser in May 1997 as a Portfolio Manager and Vice President. He has been a Senior Portfolio Manager since 1998. From 1986 to May 1997, Mr. Lehman served as a Portfolio Manager, then Vice President/Senior Portfolio Manager, at First Chicago NBD. Mr. Lehman is a Chartered Financial Analyst; he received his M.A. from the University of Chicago.

John L. Nichol

John L. Nichol has been the Fund's Portfolio Manager since November 2001. Mr. Nichol joined Federated in September 2000 as an Assistant Vice President/Senior Investment Analyst. He has been a Portfolio Manager since December 2000 and was named a Vice President of the Fund's Adviser in July 2001. Mr. Nichol served as a portfolio manager and analyst for the Public Employees Retirement System of Ohio from 1992 through August 2000. Mr. Nichol is a Chartered Financial Analyst. He received has M.B.A. with an emphasis in finance and management and information science from the Ohio State University.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.75% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS

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The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

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Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended 10/31/2002	Period Ended 10/31/2001 [1]
Net Asset Value, Beginning of Period	$11.14	$10.00
Income From Investment Operations:
Net investment income	0.39 [2]	0.42
Net realized and unrealized gain (loss) on investments and foreign currency	(0.30)[2]	1.13

Total from investment operations	0.09	1.55

Less Distributions:
Distributions from net investment income	(0.42)	(0.41)
Distributions from net realized gain on investments and foreign currency transactions	(0.04)	--

Total distributions	(0.46)	(0.41)

Net Asset Value, End of Period	$10.77	$11.14

Total Return[3]	0.56%	15.67%

Ratios to Average Net Assets:

Expenses	1.31%[4]	1.28%[5]

Net investment income	3.90%[2]	4.63%[5]

Expense waiver/reimbursement[6]	0.00%[7]	0.99%[5]

Supplemental Data:

Net assets, end of period (000 omitted)	$189,611	$36,774

Portfolio turnover	105%	60%

1 Reflects operations for the period from December 5, 2000 (date of initial public investment) to October 31, 2001.

2 Effective November 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.01, decrease net realized and unrealized gain/loss per share by $0.01, and increase the ratio of net investment income to average net assets from 3.75% to 3.90%. Per share, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the expense and the net investment income ratios shown above.

7 Less than 0.01%.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 2002, which can be obtained free of charge.

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Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended 10/31/2002	Period Ended 10/31/2001	[1]
Net Asset Value, Beginning of Period	$11.12	$10.00
Income From Investment Operations:
Net investment income	0.35 [2]	0.38
Net realized and unrealized gain (loss) on investments and foreign currency	(0.35)[2]	1.10

Total from investment operations	0.00	1.48

Less Distributions:
Distributions from net investment income	(0.34)	(0.36)
Distributions from net realized gain on investments and foreign currency transactions	(0.04)	--

Total distributions	(0.38)	(0.36)

Net Asset Value, End of Period	$10.74	$11.12

Total Return[3]	(0.19)%	15.00%

Ratios to Average Net Assets:

Expenses	2.06%[4]	2.03	%5

Net investment income	3.30%[2]	3.81%[5]

Expense waiver/reimbursement[6]	0.00%[7]	0.99%[5]

Supplemental Data:

Net assets, end of period (000 omitted)	$115,531	$33,481

Portfolio turnover	105%	60%

1 Reflects operations for the period from December 5, 2000 (date of initial public investment) to October 31, 2001.

2 Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.01, decrease net realized and unrealized gain/loss per share by $0.01, and increase the ratio of net investment income to average net assets from 3.16% to 3.30%. Per share, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the expense and the net investment income ratios shown above.

7 Less than 0.01%.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 2002, which can be obtained free of charge.

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Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended 10/31/2002	Period Ended 10/31/2001	[1]
Net Asset Value, Beginning of Period	$11.11	$10.00
Income From Investment Operations:
Net investment income	0.36 [2]	0.37
Net realized and unrealized gain (loss) on investments and foreign currency	(0.36)[2]	1.10

Total from investment operations	0.00	1.47

Less Distributions:
Distributions from net investment income	(0.34)	(0.36)
Distributions from net realized gain on investments and foreign currency transactions	(0.04)	--

Total distributions	(0.38)	(0.36)

Net Asset Value, End of Period	$10.73	$11.11

Total Return[3]	(0.20)%	14.90%

Ratios to Average Net Assets:

Expenses	2.06%[4]	2.03	%5

Net investment income	3.29%[2]	3.80%[5]

Expense waiver/reimbursement[6]	0.00%[7]	0.99%[5]

Supplemental Data:

Net assets, end of period (000 omitted)	$56,586	$17,845

Portfolio turnover	105%	60%

1 Reflects operations for the period from December 5, 2000 (date of initial public investment) to October 31, 2001.

2 Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.01, decrease net realized and unrealized gain/loss per share by $0.01, and increase the ratio of net investment income to average net assets from 3.15% to 3.29%. Per share, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the expense and the net investment income ratios shown above.

7 Less than 0.01%.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 2002, which can be obtained free of charge.

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A Statement of Additional Information (SAI) dated December 31, 2002, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

[Logo of Federated]

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Federated Market Opportunity Fund
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Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Investment Company Act File No. 811-4017

Federated is a registered mark of Federated Investors, Inc.
2001 © Federated Investors, Inc.

Cusip 314172743
Cusip 314172735
Cusip 314172727

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25839 (12/02)

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FEDERATED MARKET OPPORTUNITY FUND
A Portfolio of Federated Equity Funds

Statement of additional Information

February 28, 2003

class a shares
class b shares
class c shares

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for the Federated Market Opportunity Fund (Fund), dated
February 28, 2003. This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.

                                    Contents
                                    How is the Fund Organized?
                                    Securities in Which the Fund Invests
                                    What do Shares Cost?
                                    How is the Fund Sold?
                                    Exchanging Securities for Shares
                                    Subaccounting Services
                                    Redemption in Kind
                                    Massachusetts Partnership Law
                                    Account and Share Information
                                    Tax Information
                                    Who Manages and Provides Services to the Fund?
                                    How Does the Fund Measure Performance?
                                    Who is Federated Investors, Inc.?
                                    Investment Ratings
                                    Addresses
25840 (2/03)

HOW IS THE FUND ORGANIZED?

The Fund is a  diversified  portfolio of Federated  Equity  Funds  (Trust).  The Trust is an
open-end,  management  investment  company  that  was  established  under  the  laws  of the
Commonwealth  of  Massachusetts  on April 17, 1984. The Trust may offer  separate  series of shares representing interests in separate portfolios of securities.

  The Board of Trustees (the Board) has established three classes of shares of the Fund, known as Class A Shares, Class B Shares and Class C Shares (Shares). This SAI relates to all classes of Shares. The Fund's investment adviser is Federated Investment Management
Company (Adviser).

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its  investment  strategy,  the Fund may invest in the following  securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Equity Securities
Equity  securities  represent a share of an issuer's  earnings and assets,  after the issuer pays its  liabilities.  The Fund  cannot  predict  the income it will  receive  from  equity securities  because issuers  generally have discretion as to the payment of any dividends or distributions.  However,  equity  securities offer greater  potential for appreciation  than many other types of  securities,  because their value  increases  directly with the value of the issuer's business.  The following  describes the types of equity securities in which the
Fund invests:

Common Stocks
Common stocks are the most  prevalent  type of equity  security.  Common stocks  receive the issuer's earnings after the issuer pays its creditors and any preferred  stockholders.  As a result, changes in an issuer's earnings directly influence the value of its common stock.

Preferred Stocks
Preferred stocks have the right to receive specified  dividends or distributions  before the issuer  makes  payments on its common  stock.  Some  preferred  stocks also  participate  in dividends  and  distributions  paid on common  stock.  Preferred  stocks may also permit the issuer to redeem the stock.  The Fund may also treat such  redeemable  preferred  stock as a fixed income security.

Warrants
Warrants  give the Fund the option to buy the  issuer's  equity  securities  at a  specified price (the exercise price) at a specified  future date (the expiration  date).  The Fund may buy the  designated  securities  by paying the exercise  price before the  expiration  date.
Warrants  may become  worthless  if the price of the stock does not rise above the  exercise price by the  expiration  date.  This  increases the market risks of warrants as compared to the underlying security.  Rights are the same as warrants,  except companies typically issue rights to existing stockholders.

Real Estate Investment Trusts (REITs)
REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate.

Fixed Income Securities
Fixed income  securities pay interest,  dividends or  distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted  periodically.  In addition, the issuer of a fixed income security must repay the principal amount of the security,  normally within a specified  time.  Fixed income  securities  provide more regular income than equity securities.  However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings.  This limits the potential appreciation of fixed income securities as compared to equity securities.

  A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
  The following describes the types of fixed income securities in which the Fund invests:
Treasury Securities
Treasury  securities are direct  obligations of the federal government of the United States.
Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities
Agency  securities  are  issued  or  guaranteed  by a  federal  agency  or other  government sponsored entity acting under federal  authority (a "GSE").  The United States supports some
GSEs with its full faith and credit.  Other GSEs receive support through federal  subsidies, loans or other benefits.  A few GSEs have no explicit financial support, but are regarded as having implied  support because the federal  government  sponsors their  activities.  Agency securities  are generally  regarded as having low credit  risks,  but not as low as treasury securities.

  The Fund treats mortgage backed securities guaranteed by GSEs as agency securities.
Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.
Corporate Debt Securities
Corporate debt securities are fixed income  securities issued by businesses.  Notes,  bonds, debentures and commercial  paper are the most prevalent types of corporate debt  securities.
The Fund may also  purchase  interests  in bank  loans to  companies.  The  credit  risks of corporate debt securities vary widely among issuers.

  In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities.
In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Commercial Paper
Commercial  paper is an  issuer's  obligation  with a  maturity  of less than  nine  months.
Companies  typically issue  commercial paper to pay for current  expenditures.  Most issuers constantly  reissue  their  commercial  paper and use the  proceeds (or bank loans) to repay maturing  paper.  If the issuer cannot  continue to obtain  liquidity in this  fashion,  its commercial  paper may  default.  The short  maturity of  commercial  paper  reduces both the market and credit risks as compared to other debt securities of the same issuer.

Demand Instruments
Demand  instruments  are corporate debt  securities  that the issuer must repay upon demand.
Other demand instruments  require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand.  The Fund treats demand  instruments  as short-term securities, even though their stated maturity may extend beyond one year.

Convertible Securities
Convertible  securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price, or which are automatically  exchanged for equity  securities after a specified  conversion  period.  The option allows the Fund to realize  additional  returns  if the  market  price of the  equity  securities  exceeds  the conversion  price.  For  example,  the  Fund  may  hold  fixed  income  securities  that are convertible  into  shares of common  stock at a  conversion  price of $10 per share.  If the market  value of the  shares  of  common  stock  reached  $12,  the Fund  could  realize  an additional $2 per share by converting its fixed income securities.

  Convertible securities generally have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

  The Fund treats convertible securities as equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

Foreign Securities
Foreign  securities  are  securities of issuers based  outside the United  States.  The Fund considers an issuer to be based outside the United States if:

o     it is organized under the laws of, or has a principal office located in, another country;

o     the principal trading market for its securities is in another country; or

o     it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign  securities are primarily  denominated in foreign  currencies.  Along with the risks normally  associated  with domestic  securities  of the same type,  foreign  securities  are subject to  currency  risks and risks of  foreign  investing.  Trading  in  certain  foreign markets is also subject to liquidity risks.

Depositary Receipts
Depositary  receipts  represent  interests  in  underlying  securities  issued  by a foreign company.  Depositary receipts are not traded in the same market as the underlying  security.
The foreign  securities  underlying  American  Depositary  Receipts (ADRs) are traded in the
United  States.  ADRs provide a way to buy shares of  foreign-based  companies in the United
States rather than in overseas markets.  ADRs are also traded in U.S.  dollars,  eliminating the need for foreign  exchange  transactions.  The foreign  securities  underlying  European
Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International  Depositary
Receipts  (IDRs),  are traded  globally or outside the United  States.  Depositary  receipts involve  many of the same  risks of  investing  directly  in foreign  securities,  including currency risks and risks of foreign investing.

Foreign Exchange Contracts
In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades.  In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate.  The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset.  The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate.  Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.

Derivative Contracts
Derivative  contracts are financial  instruments that require payments based upon changes in the values of designated (or  underlying)  securities,  currencies,  commodities,  financial indices or other assets. Some derivative  contracts (such as futures,  forwards and options)
require  payments  relating  to  a  future  trade  involving  the  underlying  asset.  Other derivative  contracts  (such as swaps)  require  payments  relating to the income or returns from the  underlying  asset.  The other party to a  derivative  contract is referred to as a counterparty.
  Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.
  For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain;
if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.
  The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.
  Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to market and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

  The Fund may trade in the following types of derivative contracts.

Futures Contracts
Futures  contracts provide for the future sale by one party and purchase by another party of a specified  amount of an underlying  asset at a specified  price,  date and time.  Entering into a contract to buy an underlying  asset is commonly  referred to as buying a contract or holding a long position in the asset.  Entering into a contract to sell an underlying  asset is  commonly  referred  to as selling a contract  or holding a short  position in the asset.
Futures  contracts are considered to be commodity  contracts.  Futures  contracts traded OTC are frequently referred to as forward contracts.

The Fund may buy or sell financial futures contracts (including futures on stock indices).

Options
Options are rights to buy or sell an  underlying  asset for a specified  price (the exercise price) during,  or at the end of, a specified period. A call option gives the holder (buyer)
the right to buy the underlying  asset from the seller (writer) of the option.  A put option gives the holder the right to sell the  underlying  asset to the writer of the  option.  The writer of the option receives a payment, or premium,  from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

The Fund may:

o     Buy call options on portfolio securities, futures, futures on indices and financial futures contracts in anticipation of an increase in the value of the underlying asset;

o     Buy put options on individual securities, futures, futures on indices and financial futures contracts in anticipation of a decrease in the value of the underlying asset; and

o     Buy or write options to close out existing options positions.

The Fund may also write call options on portfolio  securities,  futures,  futures on indices and financial futures  contracts to generate income from premiums,  and in anticipation of a decrease or only limited  increase in the value of the underlying  asset.  If a call written by the Fund is  exercised,  the Fund  foregoes any  possible  profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

  The Fund may also write put options on portfolio securities, futures, futures on indices and financial futures contracts to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.
  When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

SWAPS
Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms, and are known by a variety of names including caps, floors, and collars. Common swap agreements that the Fund may use include:

INTEREST RATE SWAPS
Interest rate swaps are contracts in which one party agrees to make regular  payments  equal to a fixed or  floating  interest  rate  times a stated  principal  amount  of fixed  income securities,  in return for payments  equal to a different  fixed or floating  rate times the same principal amount,  for a specific period.  For example,  a $10 million LIBOR swap would require  one party to pay the  equivalent  of the London  Interbank  Offer Rate of  interest
(which  fluctuates) on $10 million principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million principal amount.
CURRENCY SWAPS
Currency swaps are contracts which provide for interest payments in different currencies.
The parties might agree to exchange the notional principal amount as well.

Special Transactions

Repurchase Agreements
Repurchase  agreements are  transactions  in which the Fund buys a security from a dealer or bank and agrees to sell the  security  back at a mutually  agreed  upon time and price.  The repurchase  price exceeds the sale price,  reflecting the Fund's return on the  transaction.
This return is unrelated  to the interest  rate on the  underlying  security.  The Fund will
enter  into  repurchase   agreements  only  with  banks  and  other   recognized   financial
institutions, such as securities dealers, deemed creditworthy by the Adviser.

  The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
  Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements
Reverse  repurchase  agreements  are  repurchase  agreements in which the Fund is the seller
(rather than the buyer) of the  securities,  and agrees to repurchase them at an agreed upon time and price. A reverse  repurchase  agreement may be viewed as a type of borrowing by the
Fund.  Reverse  repurchase  agreements  are subject to credit  risks.  In addition,  reverse repurchase  agreements create leverage risks because the Fund must repurchase the underlying security at a higher  price,  regardless  of the market value of the security at the time of repurchase.

Delayed Delivery Transactions
Delayed  delivery  transactions,  including  when-issued  transactions,  are arrangements in which the Fund buys securities for a set price,  with payment and delivery of the securities scheduled for a future time.  During the period between purchase and settlement,  no payment is made by the Fund to the issuer and no interest  accrues to the Fund. The Fund records the transaction  when it agrees to buy the  securities  and reflects  their value in determining the price of its shares.  Settlement  dates may be a month or more after entering into these transactions  so that the market values of the securities  bought may vary from the purchase prices.  Therefore,  delayed delivery  transactions create interest rate risks for the Fund.
Delayed  delivery  transactions  also involve  credit  risks in the event of a  counterparty default.

Securities Lending
The Fund may lend  portfolio  securities  to  borrowers  that  the  Fund's  custodian  deems creditworthy.  In return,  the Fund receives cash or liquid  securities from the borrower as collateral.  The borrower  must  furnish  additional  collateral  if the market value of the loaned  securities  increases.  Also,  the borrower must pay the Fund the  equivalent of any dividends or interest received on the loaned securities.

  The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.
  Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.
  Securities lending activities are subject to interest rate risks and credit risks.

Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange  Commission (SEC) has granted an exemption that permits the Fund and all other  funds  advised by  subsidiaries  of  Federated  Investors,  Inc.  ("Federated funds") to lend and borrow money for certain  temporary  purposes directly to and from other
Federated  funds.  Participation  in this  inter-fund  lending program is voluntary for both borrowing  and  lending  funds,  and an  inter-fund  loan is only made if it  benefits  each participating fund. Federated Investors,  Inc. (Federated) administers the program according to  procedures  approved by the Fund's  Board,  and the Board  monitors the operation of the program.  Any inter-fund loan must comply with certain  conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

  For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the "Repo Rate") and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the "Bank
Loan Rate"), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

Short Sales
The Fund may make short sales of securities listed on one or more national exchanges or on the NASDAQ stock market. A short sale means selling a security the Fund does not own to take advantage of an anticipated decline in the stock's price. Once the Fund sells the security short, it has an obligation to replace the borrowed security. If it can buy the security back at a lower price, a profit results. In no event will the Fund engage in short sales transactions if it would cause the market value of all of the Fund's securities sold short to exceed 25% of its net assets. The value of the securities of any one issuer that may be shorted by the Fund is limited to the lesser of 2% of the value of the Fund's net assets or 2% of the securities of any class of the issuer. The Fund may also "sell short against the box," i.e., the Fund owns securities identical to those sold short. Short sales against the box are not subject to the 25% limitation. A capital gain is recognized immediately upon entering into a short sale against the box with respect to an appreciated security. Short sales are speculative in nature, and may reduce returns or increase volatility.
Asset Coverage
In order to secure its  obligations  in  connection  with  derivatives  contracts or special transactions,  the Fund will  either own the  underlying  assets,  enter into an  offsetting transaction or set aside readily  marketable  securities with a value that equals or exceeds the Fund's  obligations.  Unless the Fund has other readily  marketable assets to set aside, it cannot trade assets used to secure such  obligations  without entering into an offsetting derivative  contract or terminating a special  transaction.  This may cause the Fund to miss favorable  trading  opportunities  or to realize  losses on derivative  contracts or special transactions.

Investing in Securities of Other Investment Companies
The Fund may invest its assets in securities of other  investment  companies,  including the securities  of  affiliated  money market  funds,  as an efficient  means of carrying out its investment policies and managing its uninvested cash.

Investment Ratings

Investment Ratings for Investment Grade Securities

The Adviser  will  determine  whether a security is  investment  grade based upon the credit ratings given by one or more nationally  recognized rating services.  For example,  Standard
& Poor's, a rating service,  assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their  assessment  of the  likelihood  of the  issuer's  inability  to pay interest or principal  (default) when due on each security.  Lower credit ratings correspond to higher credit risk. If a security has not received a rating,  the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

  If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

INVESTMENT RISKS
There are many factors  which may affect an  investment  in the Fund.  The Fund's  principal risks are described in its prospectus. Additional risk factors are outlined below.

Equity securities investment risks

Stock Market Risks
o     The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline.

o     The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

Risks Related to Investing for Value
o     Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Risks of Investing in ADRs
o     Because the Fund may invest in ADRs issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies, and accounting and auditing standards, than would otherwise be the case.
   Foreign companies may not provide information as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than
   U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Liquidity Risks
o     Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

o     Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the
   Fund could incur losses.

o     OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Risks Related to Company Size
o     Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price.
   Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

o     Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Risks of Foreign Investing
o     Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

o     Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

o     Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

Currency Risks
o     Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

o     The Adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

Euro Risks
o     The Fund may make significant investments in securities denominated in the Euro, the new single currency of the European Monetary Union (EMU). Therefore, the exchange rate between the Euro and the U.S. dollar will have a significant impact on the value of the
   Fund's investments.

o     With the advent of the Euro, the participating countries in the EMU can no longer follow independent monetary policies. This may limit these countries' ability to respond to economic downturns or political upheavals, and consequently reduce the value of their foreign government securities.

Leverage Risks
o     Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the
   Fund's risk of loss and potential for gain.

o     Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.

Credit Risks
o     Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Risks Associated with Noninvestment Grade Securities
o     Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

FIXED INCOME Securities Investment Risks

Interest Rate Risks
o     Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

o     Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks
o     Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

o     Many fixed income securities receive credit ratings from services such as Standard
   & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.
o     Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

o     Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Call Risks
o     Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

o     If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks or other less favorable characteristics.

Liquidity Risks
o     Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

o     Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to. If this happens, the Fund will be required to continue to hold the security and the Fund could incur losses.

Sector Risks
o     A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses, or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers.

Risks Associated with Noninvestment Grade Securities
o     Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

Fundamental INVESTMENT Objective
The  Fund's  investment  objective  is to provide  moderate  capital  appreciation  and high current  income.  The investment  objective may not be changed by the Fund's Trustee without shareholder approval.

INVESTMENT LIMITATIONS

Diversification
With respect to securities  comprising  75% of the value of its total assets,  the Fund will not purchase  securities of any one issuer (other than cash; cash items;  securities  issued or  guaranteed by the  government of the United States or its agencies or  instrumentalities and repurchase agreements collateralized by such U.S. government securities;  and securities of other  investment  companies)  if,  as a  result,  more than 5% of the value of its total assets would be invested in the  securities of that issuer,  or the Fund would own more than
10% of the outstanding voting securities of that issuer.

Concentration

The Fund will not make investments that will result in the  concentration of its investments in the securities of issuers  primarily  engaged in the same industry.  For purposes of this restriction,  the term concentration has the meaning set forth in the Investment Company Act of  1940  (1940  Act),  as  amended,  any  rule  or  order  thereunder,  or  any  SEC  staff interpretation  thereof.  Government  securities and municipal securities will not be deemed to constitute an industry.

Underwriting
The Fund may not  underwrite  the  securities  of other  issuers,  except  that the Fund may engage in  transactions  involving the  acquisition,  disposition or resale of its portfolio securities,  under  circumstances  where it may be considered to be an underwriter under the
Securities Act of 1933.

Investing in Commodities
The Fund may not purchase or sell physical commodities,  provided that the Fund may purchase securities  of  companies  that  deal in  commodities.  For  purposes  of this  restriction, investments  in  transactions  involving  futures  contracts and options,  forward  currency contracts,  swap  transactions and other financial  contracts that settle by payment of cash are not deemed to be investments in commodities.

Investing in Real Estate
The Fund may not  purchase or sell real  estate,  provided  that this  restriction  does not prevent the Fund from  investing in issuers  which  invest,  deal,  or  otherwise  engage in transactions  in real estate or  interests  therein,  or investing  in  securities  that are secured  by real  estate or  interests  therein.  The Fund may  exercise  its  rights  under agreements  relating to such securities,  including the right to enforce security  interests and to hold real estate  acquired by reason of such  enforcement  until that real estate can be liquidated in an orderly manner.

Borrowing Money and Issuing Senior Securities
The Fund may borrow  money,  directly or  indirectly,  and issue  senior  securities  to the maximum extent permitted under the 1940 Act, any rule or order thereunder,  or any SEC staff interpretation thereof.

Lending
The Fund may not make loans,  provided that this  restriction does not prevent the Fund from purchasing  debt  obligations,  entering into repurchase  agreements,  lending its assets to broker/dealers or institutional  investors and investing in loans, including assignments and participation interests.

  The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval.
Shareholders will be notified before any material change in these limitations becomes effective.

Concentration
In applying the concentration  restriction,  investments in certain  industrial  development bonds funded by activities in a single  industry will be deemed to constitute  investment in an  industry.  In  addition,  (a)  utility  companies  will be  divided  according  to their services,  for  example,  gas,  gas  transmission,  electric  and  telephone  will  each  be considered  a  separate  industry;  (b)  financial  service  companies  will  be  classified according to the end users of their services, for example,  automobile finance, bank finance and diversified  finance will each be considered a separate  industry;  and (c) asset-backed securities will be classified according to the underlying assets securing such securities.

Illiquid Securities
The Fund will not purchase  securities for which there is no readily  available  market,  or enter into  repurchase  agreements  or purchase  time  deposits  maturing in more than seven days, if immediately  after and as a result,  the value of such securities would exceed,  in the aggregate, 15% of the Fund's net assets.

Investing in Other Investment Companies
The Fund may invest its assets in securities of other  investment  companies as an efficient means of carrying out its investment policies.  It should be noted that investment companies incur certain expenses, such as management fees, and, therefore,  any investment by the Fund in shares of other investment  companies may be subject to such duplicate  expenses.  At the present  time,  the Fund expects that its  investments  in other  investment  companies  may include shares of money market funds,  including funds affiliated with the Fund's investment adviser.

  The Fund may invest in the securities of affiliated money market funds as an efficient means of managing the Fund's uninvested cash.

Purchases on Margin
The Fund  will  not  purchase  securities  on  margin,  provided  that  the Fund may  obtain short-term  credits  necessary for the clearance of purchases and sales of  securities,  and further  provided  that the Fund may make  margin  deposits  in  connection  with its use of financial options and futures,  forward and spot currency  contracts,  swap transactions and other financial contracts or derivative instruments.

Pledging Assets
The Fund will not  mortgage,  pledge or  hypothecate  any of its assets,  provided that this shall not apply to the transfer of securities in connection with any  permissible  borrowing or to collateral arrangements in connection with permissible activities.

  For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitations is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are determined as follows:

o     for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

o     in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

o     futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.
   Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

o     for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

o     for all other securities at fair value as determined in good faith by the Board.

Prices  provided  by  independent   pricing  services  may  be  determined  without  relying
exclusively  on quoted prices and may consider  institutional  trading in similar  groups of securities,  yield, quality,  stability, risk, coupon rate, maturity, type of issue, trading characteristics,  and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service,  securities may be valued based on quotes from broker- dealers or other financial institutions that trade the securities.

Trading in Foreign Securities
Trading in foreign  securities  may be completed at times which vary from the closing of the
New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign  securities at the latest closing price on the exchange on which they are traded  immediately  prior to the closing of the NYSE.  Certain foreign currency  exchange rates may also be determined at the latest  rate  prior to the  closing  of the  NYSE.  Foreign  securities  quoted  in  foreign currencies are translated  into U.S.  dollars at current  rates.  Occasionally,  events that affect  these  values  and  exchange  rates may occur  between  the times at which  they are determined  and the  closing  of the NYSE.  If such  events  materially  affect the value of portfolio  securities,  these  securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.

WHAT DO SHARES COST?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

REDUCING OR eliminating THE FRONT-END SALES CHARGE
You can reduce or eliminate the applicable front-end sales charge, as follows:

Quantity Discounts
Larger  purchases of the same Share class reduce or eliminate  the sales charge you pay. You can combine  purchases of Shares made on the same day by you,  your spouse and your children under age 21.  In  addition,  purchases  made at one time by a trustee  or  fiduciary  for a single trust estate or a single fiduciary account can be combined.

Accumulated Purchases
If you make an additional  purchase of Shares,  you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.

Concurrent Purchases
You can combine concurrent  purchases of the same share class of two or more Federated Funds in calculating the applicable sales charge.

Letter of Intent Class A Shares
You can sign a Letter of Intent  committing  to purchase a certain  amount of the same class of Shares  within a 13-month  period to combine  such  purchases  in  calculating  the sales charge.  The Fund's  custodian  will hold Shares in escrow  equal to the maximum  applicable sales charge.  If you complete the Letter of Intent,  the Custodian  will release the Shares in escrow to your account.  If you do not fulfill the Letter of Intent,  the Custodian  will redeem the  appropriate  amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

Reinvestment Privilege
You may reinvest,  within 120 days,  your Share  redemption  proceeds at the next determined
NAV without any sales charge.

Purchases by Affiliates of the Fund
The following  individuals and their immediate  family members may buy Shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases:

o     the Trustees, employees and sales representatives of the Fund, the Adviser, the
   Distributor and their affiliates;

o     any associated person of an investment dealer who has a sales agreement with the
   Distributor; and

o     trusts, pension or profit-sharing plans for these individuals.

Federated Life Members
Shareholders  of the Fund known as  "Federated  Life  Members"  are exempt  from  paying any front-end sales charge. These shareholders joined the Fund originally:

o     through the "Liberty Account," an account for Liberty Family of Funds shareholders on
   February 28, 1987 (the Liberty Account and Liberty Family of Funds are no longer marketed); or

o     as Liberty Account shareholders by investing through an affinity group prior to
   August 1, 1987.

REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE
These  reductions  or  eliminations  are offered  because:  no sales  commissions  have been advanced to the investment  professional  selling Shares; the shareholder has already paid a
Contingent  Deferred Sales Charge (CDSC);  or nominal sales efforts are associated  with the original purchase of Shares.

Upon  notification  to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:

o     following the death or post-purchase disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;

o     representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 7012;

o     of Shares that represent a reinvestment within 120 days of a previous redemption;

o     of Shares held by the Trustees, employees, and sales representatives of the Fund, the
   Adviser, the Distributor and their affiliates; employees of any investment professional that sells Shares according to a sales agreement with the Distributor; and the immediate family members of the above persons;

o     of Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities;

o     which are involuntary redemptions processed by the Fund because the accounts do not meet the minimum balance requirements; and

Class B Shares Only

o     which are qualifying redemptions of Class B Shares under a Systematic Withdrawal
   Program.

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities
Corp.) offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES
The Distributor receives a front-end sales charge on certain Share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professionals for sales and/or administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The
Distributor retains any portion not paid to an investment professional.

RULE 12B-1 PLAN
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the
Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule
12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

Federated and its subsidiaries may benefit from arrangements where the Rule 12b-1 Plan fees related to Class B Shares may be paid to third parties who have advanced commissions to investment professionals.

SHAREHOLDER SERVICES
The Fund may pay Federated  Shareholder  Services  Company,  a subsidiary of Federated,  for providing shareholder services and maintaining  shareholder accounts.  Federated Shareholder
Services  Company may select  others to perform these  services for their  customers and may pay them fees.

SUPPLEMENTAL PAYMENTS
Investment  professionals (such as broker/dealers or banks) may be paid fees, in significant amounts,  out of the  assets  of  the  Distributor  and/or  Federated  Shareholder  Services
Company.  (These fees do not come out of Fund  assets.)  The  Distributor  and/or  Federated
Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

  Investment professionals receive such fees for providing distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts. These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of sales or marketing support furnished by the investment professional.
When an investment  professional's  customer purchases shares,  the investment  professional may receive:

o     an amount up to 5.50% and 1.00%, respectively, of the NAV of Class B and C Shares.

In addition,  the Distributor may pay investment  professionals  0.25% of the purchase price of $1 million or more of Class A Shares that its customer  has not  redeemed  over the first year.

Class A Shares
Investment  professionals  purchasing  Class A Shares for their  customers  are  eligible to receive an advance payment from the Distributor based on the following breakpoints:

                         Advance Payments
                         as a Percentage of
                         Public Offering
Amount                   Price
First $1 - $5 million    0.75%
Next $5 - $20 million    0.50%
Over $20 million         0.25%
For accounts with assets over $1 million,  the dealers  advance  payments  reset annually to the first breakpoint on the anniversary of the first purchase.
--------------------------------------------------------------------------------------------

Class A Share  purchases  under this program may be made by Letter of Intent or by combining concurrent  purchases.  The above advance payments will be paid only on those purchases that were not  previously  subject to a  front-end  sales  charge and  dealer  advance  payments.
Certain retirement accounts may not be eligible for this program.

  A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A
Shares redeemed up to 24 months after purchase. The CDSC does not apply under certain investment programs where the investment professional does not receive an advance payment on the transaction including, but not limited to, trust accounts and wrap programs where the investor pays an account level fee for investment management.

EXCHANGING SECURITIES FOR SHARES

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding
Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares.
This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the
Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of
$250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the
Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain  circumstances,  shareholders may be held personally  liable as partners under
Massachusetts law for obligations of the Trust. To protect its  shareholders,  the Trust has filed legal  documents  with  Massachusetts  that  expressly  disclaim the  liability of its shareholders for acts or obligations of the Trust.

  In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.

As of December 2, 2002, the following shareholders owned of record, beneficially, or both,
5% or more of outstanding Class A Shares: Edward Jones & Co., Maryland Hts., MO, owned approximately 7,992,008 Shares (42.61%).

As of December 2, 2002, the following shareholders owned of record, beneficially, or both,
5% or more of outstanding Class B Shares: Edward Jones & Co., Maryland Hts., MO, owned approximately 1,888,529 Shares (16.72%); and MLPF&S, Jacksonville, FL, owned approximately 749,762 Shares (6.64%).

As of December 2, 2002, the following shareholders owned of record, beneficially, or both,
5% or more of outstanding Class C Shares: MLPF&S, Jacksonville, FL, owned approximately
850,246 Shares (15.37%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

FOREIGN INVESTMENTS
If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the income generated by the securities in the portfolio, whereas tax-basis income includes, in addition, gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If the Fund invests in the stock of certain foreign corporations, they may constitute
Passive Foreign Investment Companies (PFIC), and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund will qualify for certain Code provisions that allow its shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e.,
"Interested" Board members) and those who are not (i.e., "Independent" Board members).
Unless otherwise noted, the address of each person listed is Federated Investors Tower,
1001 Liberty Avenue, Pittsburgh, PA.  The Trust comprises six portfolios and the Federated
Fund Complex consists of 44 investment companies (comprising 138 portfolios). Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex;
serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds-five portfolios; CCMI Funds-two portfolios;
Regions Funds-eight portfolios; Riggs Funds-nine portfolios; and WesMark Funds-five portfolios.

As of December 2, 2002, the Fund's Board and Officers as a group owned less than 1% of the
Fund's outstanding Class A, B and C Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

Name                   rincipal Occupation(s) for Past   Aggregate     Total
Birth Date             ive Years, Other Directorships    Compensation  Compensation
Address                eld and Previous Positions        From Trust    From Trust and
Positions Held with   P                                  (past         Fund Complex
Trust                 F                                  fiscal        (past calendar
Date Service Began    H                                  year)         year)
                      Principal Occupations: Chief                 $0
John F. Donahue*      Executive Officer and Director                   $0
Birth Date: July      or Trustee of the Federated Fund
28, 1924              Complex; Chairman and Director,
CHAIRMAN AND          Federated Investors, Inc.;
TRUSTEE               Chairman, Federated Investment
Began serving:        Management Company, Federated
April 1984            Global Investment Management
                      Corp. and Passport Research, Ltd.

                      Previous Positions: Trustee,
                      Federated Investment Management
                      Company and Chairman and
                      Director, Federated Investment
                      Counseling.

                      Principal Occupations: President             $0
J. Christopher        or Executive Vice President of                   $0
Donahue*              the Federated Fund Complex;
Birth Date: April     Director or Trustee of some of
11, 1949              the Funds in the Federated Fund
PRESIDENT AND         Complex; President, Chief
TRUSTEE               Executive Officer and Director,
Began serving:        Federated Investors, Inc.;
August 2000           President, Chief Executive
                      Officer and Trustee, Federated
                      Investment Management Company;
                      Trustee, Federated Investment
                      Counseling; President, Chief
                      Executive Officer and Director,
                      Federated Global Investment
                      Management Corp.; President and
                      Chief Executive Officer,
                      Passport Research, Ltd.;
                      Trustee, Federated Shareholder
                      Services Company; Director,
                      Federated Services Company.

                      Previous Position: President,
                      Federated Investment Counseling.

                      Principal Occupations: Director         $197.57
Lawrence D. Ellis,    or Trustee of the Federated Fund                 $148,500.00
M.D.*                 Complex; Professor of Medicine,
Birth Date: October   University of Pittsburgh;
11, 1932              Medical Director, University of
3471 Fifth Avenue     Pittsburgh Medical Center
Suite 1111            Downtown; Hematologist,
Pittsburgh, PA        Oncologist and Internist,
TRUSTEE               University of Pittsburgh Medical
Began serving:        Center.
August 1987
                      Other Directorships Held:
                      Member, National Board of
                      Trustees, Leukemia Society of
                      America.

                      Previous Positions: Trustee,
                      University of Pittsburgh;
                      Director, University of
                      Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with
Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.
--------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

Name                   rincipal Occupation(s) for Past   Aggregate     Total
Birth Date             ive Years, Other Directorships    Compensation  Compensation
Address                eld and Previous Positions        From          From Trust and
Positions Held with   P                                  Trust         Fund Complex
Trust Date Service    F                                  (past         (past calendar
Began                 H                                  fiscal year)  year)
                      Principal Occupation: Director          $217.34  $163,350.00
Thomas G. Bigley      or Trustee of the Federated Fund
Birth Date:           Complex.
February 3, 1934
15 Old Timber Trail   Other Directorships Held:
Pittsburgh, PA        Director, Member of Executive
TRUSTEE               Committee, Children's Hospital
Began serving:        of Pittsburgh; Director,
October 1995          University of Pittsburgh.

                      Previous Position: Senior
                      Partner, Ernst & Young LLP.

                      Principal Occupations: Director         $217.34
John T. Conroy, Jr.   or Trustee of the Federated Fund                 $163,350.00
Birth Date: June      Complex; Chairman of the Board,
23, 1937              Investment Properties
Grubb &           Corporation; Partner or Trustee
Ellis/Investment      in private real estate ventures
Properties            in Southwest Florida.
Corporation
3838 Tamiami Trail    Previous Positions: President,
N.                    Investment Properties
Naples, FL            Corporation; Senior Vice
TRUSTEE               President, John R. Wood and
Began serving:        Associates, Inc., Realtors;
November 1991         President, Naples Property
                      Management, Inc. and Northgate
                      Village Development Corporation.

                      Principal Occupation: Director          $217.34
Nicholas P.           or Trustee of the Federated Fund                 $163,350.00
Constantakis          Complex.
Birth Date:           ---------------------------------
September 3, 1939
175 Woodshire Drive   Other Directorships Held:
Pittsburgh, PA        Director, Michael Baker
TRUSTEE               Corporation (engineering and
Began serving:        energy services worldwide).
February 1998
                      Previous Positions:  Partner,
                      Andersen Worldwide SC.

                      Principal Occupation: Director          $197.57  $148,500.00
John F. Cunningham    or Trustee of the Federated Fund
Birth Date: March     Complex.
5, 1943
353 El Brillo Way     Other Directorships Held:
Palm Beach, FL        Chairman, President and Chief
TRUSTEE               Executive Officer, Cunningham
Began serving:        & Co., Inc. (strategic
January 1999          business consulting); Trustee
                      Associate, Boston College.

                      Previous Positions: Director,
                      Redgate Communications and EMC
                      Corporation (computer storage
                      systems); Chairman of the Board
                      and Chief Executive Officer,
                      Computer Consoles, Inc.;
                      President and Chief Operating
                      Officer, Wang Laboratories;
                      Director, First National Bank of
                      Boston; Director, Apollo
                      Computer, Inc.

                      Principal Occupation: Director          $197.57  $148,500.00
Peter E. Madden       or Trustee of the Federated Fund
Birth Date: March     Complex; Management Consultant.
16, 1942              ---------------------------------
One Royal Palm Way
100 Royal Palm Way    Other Directorships Held: Board
Palm Beach, FL        of Overseers, Babson College.
TRUSTEE
Began serving:        Previous Positions:
November 1991         Representative, Commonwealth of
                      Massachusetts General Court;
                      President, State Street Bank and
                      Trust Company and State Street
                      Corporation (retired); Director,
                      VISA USA and VISA International;
                      Chairman and Director,
                      Massachusetts Bankers
                      Association; Director,
                      Depository Trust Corporation;
                      Director, The Boston Stock
                      Exchange.

                      Principal Occupations: Director         $217.34  $163,350.00
Charles F.            or Trustee of the Federated Fund
Mansfield, Jr.        Complex; Management Consultant;
Birth Date: April     Executive Vice President, DVC
10, 1945              Group, Inc. (marketing,
80 South Road         communications and technology)
Westhampton Beach,    (prior to 9/1/00).
NY
TRUSTEE               Previous Positions: Chief
Began serving:        Executive Officer, PBTC
January 1999          International Bank; Partner,
                      Arthur Young & Company (now
                      Ernst & Young LLP); Chief
                      Financial Officer of Retail
                      Banking Sector, Chase Manhattan
                      Bank; Senior Vice President,
                      HSBC Bank USA (formerly, Marine
                      Midland Bank); Vice President,
                      Citibank; Assistant Professor of
                      Banking and Finance, Frank G.
                      Zarb School of Business, Hofstra
                      University.

John E. Murray,       Principal Occupations:  Director         $234.3  $178,200.00
Jr., J.D., S.J.D.     or Trustee of the Federated Fund
Birth Date:           Complex; Chancellor and Law
December 20, 1932     Professor, Duquesne University;
Chancellor,           Consulting Partner, Mollica
Duquesne University   & Murray.
Pittsburgh, PA
TRUSTEE               Other Directorships Held:
Began serving:        Director, Michael Baker Corp.
February 1995         (engineering, construction,
                      operations and technical
                      services).

                      Previous Positions: President,
                      Duquesne University; Dean and
                      Professor of Law, University of
                      Pittsburgh School of Law; Dean
                      and Professor of Law, Villanova
                      University School of Law.

                      Principal Occupations:  Director        $197.57
Marjorie P. Smuts     or Trustee of the Federated Fund                 $148,500.00
Birth Date: June      Complex; Public
21, 1935              Relations/Marketing
4905 Bayard Street    Consultant/Conference
Pittsburgh, PA        Coordinator.
TRUSTEE
Began serving:        Previous Positions: National
April 1984            Spokesperson, Aluminum Company
                      of America; television producer;
                      President, Marj Palmer Assoc.;
                      Owner, Scandia Bord.

                      Principal Occupations:  Director        $197.57
John S. Walsh         or Trustee of the Federated Fund                 $148,500.00
Birth Date:           Complex; President and Director,
November 28, 1957     Heat Wagon, Inc. (manufacturer
2604 William Drive    of construction temporary
Valparaiso, IN        heaters); President and
TRUSTEE               Director, Manufacturers
Began serving:        Products, Inc. (distributor of
January 1999          portable construction heaters);
                      President, Portable Heater
                      Parts, a division of
                      Manufacturers Products, Inc.

                      ---------------------------------
                      Previous Position: Vice
                      President, Walsh & Kelly,
                      Inc.

OFFICERS**
--------------------------------------------------------------------------------------------

Name                           rincipal Occupation(s) and Previous Positions
Birth Date
Address
Positions Held with Trust     P
                              Principal Occupations: President, Executive Vice
Edward C. Gonzales            President and Treasurer of some of the Funds in the
Birth Date: October 22, 1930  Federated Fund Complex; Vice Chairman, Federated
EXECUTIVE VICE PRESIDENT      Investors, Inc.; Trustee, Federated Administrative
                              Services.

                              Previous Positions: Trustee or Director of some of the
                              Funds in the Federated Fund Complex; CEO and Chairman,
                              Federated Administrative Services; Vice President,
                              Federated Investment Management Company, Federated
                              Investment Counseling, Federated Global Investment
                              Management Corp. and Passport Research, Ltd.; Director
                              and Executive Vice President, Federated Securities
                              Corp.; Director, Federated Services Company; Trustee,
                              Federated Shareholder Services Company.

                              Principal Occupations: Executive Vice President and
John W. McGonigle             Secretary of the Federated Fund Complex; Executive Vice
Birth Date: October 26, 1938  President, Secretary and Director, Federated Investors,
EXECECUTIVE VICE PRESIDENT    Inc.
AND SECRETARY
                              Previous Positions: Trustee, Federated Investment
                              Management Company and Federated Investment Counseling;
                              Director, Federated Global Investment Management Corp.,
                              Federated Services Company and Federated Securities
                              Corp.

                              Principal Occupations: Treasurer of the Federated Fund
Richard J. Thomas             Complex; Senior Vice President, Federated
Birth Date: June 17, 1954     Administrative Services.
TREASURER
                              Previous Positions: Vice President, Federated
                              Administrative Services; held various management
                              positions within Funds Financial Services Division of
                              Federated Investors, Inc.

                              Principal Occupations: President or Vice President of
Richard B. Fisher             some of the Funds in the Federated Fund Complex; Vice
Birth Date: May 17, 1923      Chairman, Federated Investors, Inc.; Chairman,
VICE PRESIDENT                Federated Securities Corp.

                              Previous Positions: Director or Trustee of some of the
                              Funds in the Federated Fund Complex; Executive Vice
                              President, Federated Investors, Inc. and Director and
                              Chief Executive Officer, Federated Securities Corp.

                              James E. Grefenstette is Vice President of the Fund.
James E. Grefenstette         Mr. Grefenstette joined Federated in 1992 and has been
Birth Date: November 7, 1962  a Portfolio Manager since 1994. Mr. Grefenstette became
VICE PRESIDENT                a Senior Vice President of the Fund's Adviser in
                              January 2000. He served as a Vice President of the
                              Fund's Adviser from 1996 through 1999 and was an
                              Assistant Vice President of the Fund's Adviser from
                              1994 until 1996. Mr. Grefenstette is a Chartered
                              Financial Analyst; he received his M.S. in Industrial
                              Administration from Carnegie Mellon University.

                              Lawrence Auriana is Vice President of the Trust.  Mr.
Lawrence Auriana              Auriana joined Federated in April 2001 as Co-Head of
Birth Date: January 8, 1944   Investments/Federated Kaufmann. From August 1984 to
VICE PRESIDENT                April 2001, Mr. Auriana was President and Treasurer of
                              Edgemont Asset Management Corp., and Chairman of the
                              Board and Portfolio Manager to The Kaufmann Fund, Inc.
                              (predecessor to the Federated Kaufmann Fund). Mr.
                              Auriana earned a B.S. in economics from Fordham
                              University and has been engaged in the securities
                              business since 1965.
                              --------------------------------------------------------

                              Hans P. Utsch is Vice President of the Trust. Mr. Utsch
Hans P. Utsch                 joined Federated in April 2001 as Co-Head of
Birth Date: July 3, 1936      Investments/Federated Kaufmann. From August 1984 to
VICE PRESIDENT                April 2001, Mr. Auriana was Chairman of the Board and
                              Secretary of Edgemont Asset Management Corp., and
                              President and Portfolio Manager to The Kaufmann Fund,
                              Inc. (predecessor to the Federated Kaufmann Fund).
                              Mr. Utsch graduated from Amherst College and holds an
                              M.B.A. from Columbia University. He has been engaged in
                              the securities business since 1962.

**    Officers do not receive any compensation from the Fund.
--------------------------------------------------------------------------------------------

Thomas R. Donahue, Chief Financial Officer, Vice President, Treasurer and Assistant
Secretary of Federated  and an officer of its various advisory and underwriting subsidiaries, has served as a Term Member on the Board of Directors of Duquesne University,
Pittsburgh, Pennsylvania, since May 12, 2000. Mr. John E. Murray, Jr., an Independent
Trustee of the Fund, served as President of Duquesne from 1988 until his retirement from that position in 2001, and became Chancellor of Duquesne on August 15, 2001. It should be noted that Mr. Donahue abstains on any matter that comes before Duquesne's Board that affects Mr. Murray personally.

COMMITTEES of the board
                               ommittee Functions                          Meetings
                                                                           Held
                                                                           During
                                                                           Last
Board     Committee                                                        Fiscal
Committee Members             C                                            Year
Executive John F. Donahue     In between meetings of the full Board,       Two
          John E. Murray,     the Executive Committee generally may
          Jr., J.D., S.J.D.   exercise all the powers of the full Board
                              in the management and direction of the
                              business and conduct of the affairs of
                              the Trust  in such manner as the
                              Executive Committee shall deem to be in
                              the best interests of the Trust.
                              However, the Executive Committee cannot
                              elect or remove Board members, increase
                              or decrease the number of Trustees, elect
                              or remove any Officer, declare dividends,
                              issue shares or recommend to shareholders
                              any action requiring shareholder approval.

Audit     Thomas G. Bigley    The Audit Committee reviews and              Four
          John T. Conroy,     recommends to the full Board the
          Jr.                 independent auditors to be selected to
          Nicholas P.         audit the Fund`s financial statements;
          Constantakis        meets with the independent auditors
          Charles F.          periodically to review the results of the
          Mansfield, Jr.      audits and reports the results to the
                              full Board; evaluates the independence of
                              the auditors, reviews legal and
                              regulatory matters that may have a
                              material effect on the financial
                              statements, related compliance policies
                              and programs, and the related reports
                              received from regulators; reviews the
                              Fund`s internal audit function; reviews
                              compliance with the Fund's code of
                              conduct/ethics; reviews valuation issues;
                              monitors inter-fund lending transactions;
                              reviews custody services and issues and
                              investigates any matters brought to the
                              Committee's attention that are within the
                              scope of its duties.

Board ownership of shares in the fund and in the Federated family of Investment companies
AS OF dECEMBER 31, 2002
--------------------------------------------------------------------------------------------
                      ollar            Aggregate
                       Range of   ollar Range of
                      hares       hares Owned in
                          Owned        Federated
                     D  in Fund        Family of
Interested                       D    Investment
Board Member Name    S           S     Companies
John F. Donahue            None    Over $100,000
J. Christopher       Over          Over $100,000
Donahue                $100,000
Lawrence D. Ellis,         None    Over $100,000
M.D.

Independent
Board Member Name
Thomas G. Bigley           None    Over $100,000
John T. Conroy, Jr.        None    Over $100,000
Nicholas P.                None    Over $100,000
Constantakis
John F. Cunningham         None    Over $100,000
Peter E. Madden            None    Over $100,000
Charles F.                 None        $50,001 -
Mansfield, Jr.                          $100,000
John E. Murray,            None    Over $100,000
Jr., J.D., S.J.D.
Marjorie P. Smuts    $1-$10,000    Over $100,000
John S. Walsh        $10,001-$50,00Over $100,000

--------------------------------------------------------------------------------------------

INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the
Trust.

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract.  The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.  During its review of the contract, the Board considers many factors, among the most material of which are: the
Fund's investment objectives and long term performance; the Adviser's management philosophy, personnel, and processes; the preferences and expectations of fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to other funds in the Federated fund funds.

In assessing the Adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract.  In this regard, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract.
In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the
Adviser will have a continuing role in providing advisory services to the Fund.

The Board also considers the compensation and benefits received by the Adviser.  This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees.  In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's compensation:  the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee.  The Fund's Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the
Federated funds, and is assisted in its deliberations by the advice of independent legal counsel.  In this regard, the Board requests and receives a significant amount of information about the Fund and the Federated organization.  Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs.  In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises.  Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the adviser's investment philosophy, personnel, and processes; the Fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates;
compliance and audit reports concerning the Federated funds and the Federated companies that service them; and relevant developments in the mutual fund industry and how the
Federated funds and/or Federated are responding to them.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds.  These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and transfer agent).  The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations.  Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative.
Because the totality of circumstances includes considering the relationship of each
Federated fund, the Board does not approach consideration of every Federated fund's advisory contract as if that were the only Federated fund offered by Federated.

Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

Code of Ethics Restrictions on Personal Trading

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics.  These codes govern securities trading activities of investment personnel, Fund
Trustees, and certain other employees.  Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS

          When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services
                  (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the
                  Distributor and its affiliates. The Adviser may also direct certain portfolio trades to a broker that, in turn, pays a portion of the Fund's operating expenses.  The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the
                  Fund's Board.
          Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. Except as noted below, when the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the
                  Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.  Investments for
                  Federated Kaufmann Fund and other accounts managed by that fund's portfolio managers in initial public offerings ("IPO") are made independently from any other accounts, and much of their non-IPO trading may also be conducted independently from other accounts.

Research Services
Research services may include advice as to the advisability of investing in securities;
security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the
Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

For the fiscal year ended, October 31, 2002, the Fund's Adviser directed brokerage transactions to certain brokers due to research services they provided. The total amount of these transactions was $370,377,579 for which the Fund paid $820,446 in brokerage commissions.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

                          Average Aggregate Daily
Maximum                   Net Assets of the
Administrative Fee        Federated Funds
0.150 of 1%               on the first $250 million
0.125 of 1%               on the next $250 million
0.100 of 1%               on the next $250 million
                          on assets in excess of
0.075 of 1%               $750 million
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 for each additional class of shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.
--------------------------------------------------------------------------------------------

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary, Federated
Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT Auditors

The independent auditor for the Fund, Deloitte & Touche LLP, conducts its audits in accordance with auditing standards generally accepted in the United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES
For the Period Ended October 31         2002   20011
Advisory Fee Earned                   $1,627,2$234,838
Advisory Fee Reduction
                                      0        234,838
Advisory Fee Reimbursement
                                      7,981        723
Brokerage Commissions                          166,430
                                      1,083,686
Administrative Fee
                                      185,000  167,767
12b-1 Fee:
  Class B Shares
                                      562,602       --

                                      280,720       --
Shareholder Services Fee:
  Class A Shares
                                      261,317       --
  Class B Shares
                                      187,534       --
  Class C Shares
                                      93,574        --
1 Reflects  operations  for the period  from  December  4, 2002  (start of  performance)  to
October 31, 2001.
--------------------------------------------------------------------------------------------

Fees are allocated  among  classes based on their pro rata share of Fund assets,  except for marketing  (Rule  12b-1) fees and  shareholder  services  fees,  which are borne only by the applicable class of Shares.

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of
Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the
Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

Average Annual Total Returns and Yield
Total returns are given for the one-year  and Start of Performance periods ended October
31, 2002.

Yield is given for the 30-day period ended October 31, 2002.

                        0-Day           Year Start of
                       3eriod                Performance on
                       P              1      12/5/2000
Class A:
Total Return
  Before Taxes         NA             (4.98)%5.10%
  After Taxes on        A              6.42)%
  Distributions        N              (      3.46%
  After Taxes on        A              3.02)%
  Distributions
  and Sale of Shares   N              (      3.29%
Yield                  4.13%          NA     NA
Class B:
Total Return
  Before Taxes         NA             (5.51)%5.14%
  After Taxes on        A              6.76)%
  Distributions        N              (      3.66%
  After Taxes on        A              3.34)%
  Distributions
  and Sale of Shares   N              (      3.41%
Yield                  3.65%          NA     NA
Class C
Total Return
  Before Taxes         NA             (1.17)%7.44%
  After Taxes on        A              2.43)%
  Distributions        N              (      5.99%
  After Taxes on        A              0.68)
  Distributions
  and Sale of Shares   N              (      5.28%
Yield                  3.65%          NA     NA

TOTAL RETURN
--------------------------------------------------------------------------------------------
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of
Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.  Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding.
This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o     references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o     charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o     discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o     information about the mutual fund industry from sources such as the Investment
  Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

     Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value index.

WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured,  straightforward  and
consistent   investment   decisions.   Federated  investment  products  have  a  history  of
competitive   performance   and  have  gained  the  confidence  of  thousands  of  financial institutions and individual investors.

Federated's  disciplined  investment  selection  process  is rooted  in sound  methodologies
backed  by  fundamental  and  technical  research.  At  Federated,   success  in  investment
management  does not  depend  solely on the  skill of a single  portfolio  manager.  It is a fusion of individual talents and state-of-the-art industry tools and resources.  Federated's investment  process  involves  teams of portfolio  managers  and  analysts,  and  investment decisions  are  executed by traders who are  dedicated  to specific  market  sectors and who handle trillions of dollars in annual trading volume.

Federated Funds overview

Municipal Funds

In the  municipal  sector,  as of December  31, 2002,  Federated  managed 14 bond funds with approximately  $3.2  billion in assets and 22 money market  funds with  approximately  $20.6 billion in total assets.  In 1976,  Federated  introduced  one of the first  municipal  bond mutual  funds  in the  industry  and is now  one of  the  largest  institutional  buyers  of municipal  securities.  The Funds may quote statistics from organizations  including The Tax
Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

Equity Funds
In the equity  sector,  Federated  has more than 31 years'  experience.  As of December  31,
2002,  Federated  managed 37 equity funds  totaling  approximately  $16.2  billion in assets across  growth,  value,  equity  income,  international,  index and  sector  (i.e.  utility)
styles.  Federated's  value-oriented  management style combines quantitative and qualitative analysis and features a structured,  computer-assisted  composite  modeling  system that was developed in the 1970s.

Corporate Bond Funds
In the corporate  bond sector,  as of December 31, 2002,  Federated  managed 10 money market funds  and  9  bond  funds  with  assets  approximating  $59.4  billion  and  $6.0  billion, respectively.  Federated's  corporate  bond decision  making--based  on intensive,  diligent credit  analysis--is  backed by over 29 years of experience in the corporate bond sector. In
1972, Federated introduced one of the first high-yield bond funds in the industry.  In 1983,
Federated was one of the first fund managers to participate  in the asset backed  securities market, a market totaling more than $209 billion.

Government Funds
In the government  sector,  as of December 31, 2002,  Federated managed 7 mortgage backed, 3 multi-sector  government  funds, 4  government/agency  and 19 government money market mutual funds,  with  assets  approximating  $4.9  billion,  $0.9  billion,  $2.9  billion and $56.2 billion,  respectively.  Federated trades approximately $90.4 billion in U.S. government and mortgage  backed  securities  daily and  places  approximately  $35  billion  in  repurchase agreements each day. Federated  introduced the first U.S.  government fund to invest in U.S.
government  bond  securities  in 1969.  Federated  has been a major  force in the short- and intermediate-term  government  markets since 1982 and currently  manages  approximately  $50 billion in government funds within these maturity ranges.

Money Market Funds
In the money market sector,  Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously,  the company pioneered the use of the amortized  cost method of  accounting  for valuing  shares of money market  funds,  a principal  means used by money  managers  today to value money market fund shares. Other innovations include the first institutional  tax-free money market fund. As of
December 31, 2002,  Federated managed $136.2 billion in assets across 52 money market funds, including  19  government,  10  prime,  22  municipal  and 1  euro-denominated  with  assets approximating $56.2 billion, $59.4 billion, $20.6 billion and $173.9 million, respectively.

The Chief Investment  Officers  responsible for oversight of the various  investment sectors within  Federated  are:  Global Equity - Stephen F. Auth is  responsible  for overseeing the management of Federated's domestic and international equity products;  Global Fixed Income -
William D. Dawson III is responsible  for overseeing the management of Federated's  domestic and international fixed income and high yield products.

Mutual Fund Market
Forty-nine percent of American  households are pursuing their financial goals through mutual funds.  These investors,  as well as businesses and  institutions,  have entrusted over $6.8 trillion  to the more than  8,157  funds  available,  according  to the  Investment  Company
Institute.

Federated Clients Overview
Federated  distributes  mutual funds  through its  subsidiaries  for a variety of investment purposes. Specific markets include:

Institutional Clients
Federated  meets  the needs of  approximately  3,035  institutional  clients  nationwide  by managing  and  servicing  separate  accounts  and mutual  funds for a variety  of  purposes,
including  defined  benefit  and  defined  contribution  programs,   cash  management,   and
asset/liability management.  Institutional clients include corporations,  pension funds, tax exempt entities,  foundations/endowments,  insurance companies, and investment and financial advisers.  The marketing effort to these institutional  clients is headed by John B. Fisher,
President, Institutional Sales Division, Federated Securities Corp.

Bank Marketing
Other  institutional  clients  include  more  than  1,600  banks  and  trust  organizations.
Virtually  all of the trust  divisions of the top 100 bank holding  companies  use Federated
Funds in their  clients'  portfolios.  The  marketing  effort to trust  clients is headed by
Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated  Funds are available to consumers  through major  brokerage  firms  nationwide--we
have  over   2,000   broker/dealer   and  bank   broker/dealer   relationships   across  the
country--supported  by more wholesalers than any other mutual fund distributor.  Federated's service to financial  professionals  and  institutions has earned it high ratings in several surveys  performed  by DALBAR,  Inc.  DALBAR is  recognized  as the industry  benchmark  for service  quality  measurement.  The  marketing  effort to these  firms is headed by James F.
Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

INVESTMENT RATINGS

Standard and Poor's Long-Term Debt Rating Definitions
AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.
The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

Moody's Investors Service Long-Term Bond Rating Definitions
AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated BAA are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment.
Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds which are rated CA represent obligations which are speculative in a high degree.
Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Long-Term Debt Rating Definitions
AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.

Moody's Investors Service Commercial Paper Ratings
Prime-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

o     Leading market positions in well-established industries;

o     High rates of return on funds employed;

o     Conservative capitalization structure with moderate reliance on debt and ample asset protection;

o     Broad margins in earning coverage of fixed financial charges and high internal cash generation; and

o     Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard and Poor's Commercial Paper Ratings
A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Fitch Ratings Commercial Paper Rating Definitions
FITCH-1-- (Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2-- (Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

DC-415179 v1 0102460-0529
Addresses

federated market opportunity fund
Class A Shares
Class B Shares
Class C Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

PART C.    OTHER INFORMATION.

Item 23.    Exhibits
            (a)            (i) ...............Conformed copy of Amended and Restated Declaration
                           of          .......            Trust of the Registrant; (12)
                           (ii) ..............Conformed copy of Amendment No. 8 of the Amended and Restated Declaration of Trust of the Registrant; (19)
                  (iii)    Conformed copy of Amendment No. 9 of the Amended and Restated
                           Declaration of Trust of the Registrant; (21)
                   (iv)    Conformed copy of Amendment No. 10 of the Amended and Restated
                           Declaration of Trust of the Registrant; (21)
                   (v)     Conformed copy of Amendment No. 11 of the Amended and Restated
                           Declaration of Trust of the Registrant; (21)
                  (vi)     Conformed copy of Amendment No. 12 of the Amended and Restated
                           Declaration of Trust of the Registrant; (23)
                  (vii)    Conformed copy of Amendment No. 13 of the Amended and Restated
                           Declaration of Trust of the Registrant; (23)
(viii)      Conformed copy of Amendment No. 14 of the Amended and Restated Declaration of
                           Trust of the Resgistrant; (24)
(ix)        Conformed copy of Amendment No. 15 of the Amened and Restated Declaration of
                           Trust of the Registrant; (24)
(x)   Conformed copy of Amendment No. 16 of the Amended and Restated Declaration of Trust
                           of the Registrant (24)
(xi)  Conformed copy of Amendment No. 17 of the Amended and Restated Declaration of the
                           Trust of the Registrant (24)
            (b)   (i)      Copy of Amended and Restated By-Laws of the Registrant; (12)
                  (ii)     Copy of Amendment No. 5 to By-Laws of the Registrant; (18)
                  (iii)    Copy of Amendment No. 6 to By-Laws of the Registrant; (18)
(iv)  Copy of Amendment No. 7 to By-Laws of the Registrant; (18)
(v)   Copy of Amendment No. 8 to By-Laws of the Registrant; (24)
            (c)    (i)     Copy of Specimen Certificate for Shares of Beneficial Interest of the
                           Registrant (Federated Small Cap Strategies Fund); (7)
                   (ii)    Copy of Specimen Certificate for Shares of Beneficial Interest of the
                           Registrant (Federated Growth Strategies Fund); (8)
                  (iii)    Copy of Specimen Certificate for Shares of Beneficial Interest of the
                           Registrant (Federated Capital Appreciation Fund); (9)
                  (iv)     Copy of Specimen Certificate for Shares of Beneficial
                           Interest of the Registrant (Federated Aggressive Growth
                           ..................Fund); (13)
______________________________________________________________
+     All exhibits have been filed electronically

7.    Response is incorporated by reference to Registrant's Post-Effective
            Amendment No. 21 on Form N-1A filed June 30, 1995.  (File Nos. 2-91090 and 811-4017)
8.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 22 on Form N-1A filed July 17, 1995.  (File Nos. 2-91090 and 811-4017)
9.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 25 on Form N-1A filed August 31, 1995.  (File Nos. 2-91090 and 811-4017)
12.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 31 on Form N-1A filed June 11, 1996.  (File Nos. 2-91090 and 811-4017)
13.         Response is incorporated by reference to Registrant's Post-Effective
            Amendment No. 34 on Form N-1A filed December 30, 1996.  (File Nos. 2-91090 and 811-4017)
18.         Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 41 on Form N-1A filed November 2, 1998. (File Nos. 2-91090 and 811-4017)
19.         Response is incorporated by reference to Registrant's Post-Effective
            Amendment No. 44 on Form N-1A filed December 28, 1999. (File Nos. 2-91090 and 811-4017)
21.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 50 on Form N-1A filed December 29, 2000.  (File Nos. 2-91090 and 811-4017)
23.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 51 on Form N-1A filed December 27, 2001.  (File Nos. 2-91090 and 811-4017
24.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 57 on Form N-1A filed December 26, 2002.  (File Nos. 2-91090 and 811-4017

             (d)     (i)   Conformed copy of Investment Advisory Contract of the Registrant
                           (Federated Growth Strategies Fund); (5)
                  (ii)     Conformed copy of Investment Advisory Contract on behalf
                           of the Registrant, which includes Exhibits A and B for
                            Federated Small Cap Strategies Fund and Federated Capital
                            Appreciation Fund, respectively; (10)
                    (iii)  Conformed copy of Exhibit C to the Investment Advisory
                           Contract of the Registrant (Federated Aggressive Growth
                           Fund); (14)
                   (iv)    Conformed copies of Exhibits D & E for Federated Large Cap
                           Growth Fund and Federated Communications Technology Fund,
                           respectively; (19)
                  (v)      Conformed copy of Exhibit F to the Investment Advisory
                           Contract for Federated New Economy Fund;(20)
(vi)  Conformed copy of Exhibit G to the Investment Advisory
                           Contract for Federated Kaufmann Fund; (23)
                  (vii)    Conformed copy of Exhibit H to the Investment Advisory
                           Contract for Federated Large Cap Tech Fund; (23)
                   (viii)  Conformed copy of Exhibit I to the Investment Advisory
                           Contract for Federated Market Opportunities Fund; (23)
                   (ix)    Conformed copy of Limited Power of Attorney of the
                           Investment Advisory Contract of the Registrant; (21)
                    (x)    Conformed copy of Schedule 1 of the Investment Advisory
                           Contract of the Registrant; (21)
                   (xi)    Conformed copy of Amendment #1 to Schedule 1 of the
                           Investment Advisory Contract of the Registrant; (21)
                  (xii)    Conformed copy of Amendment #2 to Schedule 1 of the
                           Investment Advisory Contract of the Registrant; (21)
                  (xiii)   Conformed copy of Amendment #3 to Schedule 1 of the
                           Investment Advisory Contract of the Registrant; (21)
                   (xiv)   Conformed copy of Exhibit I to Registrant's Investment Advisory
                           Contract for Federated Market Opportunity Fund; (22)
                  (xv)        Conformed copy of Amendment to Investment Advisory Contract of the Registrant; (23)
(xvi)    Conformed copy of Sub-Advisory Agreement between Federated Investment Management
                           Company and Federated Global Investment Management Corp., with
                           Exhibit A attached thereto, dated September 1, 2001; (23)
(xvii)          Conformed copy of Sub-Advisory Agreement between Federated Investment
                           Management Company and Federated Global Investment Management Corp.
                           for Federated Kaufmann Small Cap Fund, with Exhibit A attached thereto, dated December 1, 2002; (24)
(xviii)     Conformed copy of Exhibit J to the Investment Advisory Contract (Federated
                           Kaufmann Small Cap Fund) (24)

______________________________________________________________
+     All exhibits have been filed electronically

5     Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 21 on Form N-1A filed June 30, 1995. (File Nos. 2-91090 and
      811-4017)
10.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 26 on Form N-1A filed September 12, 1995.  (File Nos. 2-
      91090 and 811-4017)
14.   Response is incorporated by reference to Registrant's Post Effective
      Amendment No. 29 on Form N-1A filed May 29, 1997.  (File Nos. 2-
      910090 and 811-4017)
19.   Response is incorporated by reference to Registrant's Post-Effective Amendment No. 44 on
      Form
      N-1A filed December 28, 1999. (File Nos. 2-91090 and 811-4017)
20.   Response is incorporated by reference to Registrant's Post-Effective Amendment No. 46 on
      Form
      N-1A filed September 15, 2000. (File Nos. 2-91090 and 811-4017)
21.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 50 on Form N-1A filed December 29, 2000.  (File Nos. 2-91090 and 811-4017)
22.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 52 on Form N-1A filed March 20, 2001.  (File Nos. 2-91090 and 811-4017)
23.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 51 on Form N-1A filed December 27, 2001.  (File Nos. 2-91090 and 811-4017
24.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 57 on Form N-1A filed December 26, 2002.  (File Nos. 2-91090 and 811-4017
(e)
             (i)  Conformed copy of Distributor's Contract of the
                             Registrant; (10)
                  (ii)     Conformed copies of Exhibits A and C to the Distributor's Contract for Federated Small Cap Strategies Fund, (Class A and C Shares); (10)
                  (iii)    ..................Conformed copies of Exhibits D and F to the
                           Distributor's Contract for Federated Growth Strategies Fund, (Class A
                           and C Shares); (10)
                  (iv)     Conformed copies of Exhibits G and I to the Distributor's Contract for Federated Capital Appreciation Fund, (Class A and C Shares); (10)
                  (v)      Conformed copies of Exhibits J and L to the Distributor's Contract for Federated Aggressive Growth Fund, (Class A and C Shares); (14)
                  (vi)     Conformed copy of Distributor's Contract (Class B Shares); (16)
                  (vii)    ...................Conformed copies of Exhibits M and N to the
                           Distributor's Contract for Federated Large Cap Growth Fund, (Class A
                           and C Shares); (19)
                  (viii)   Conformed copies of Exhibits O and P to the Distributor's
                           Contract for Federated Communications Technology Fund,
                           (Class A and C Shares); (19)
                  (ix)     Conformed copies of Exhibits Q and R to the Distributor's
                           Contract for Federated New Economy Fund, (Class A and C
                           Shares); (20)
(x)      Conformed copy of Exhibits S & T to Registrant's Distributor
                           Contract for Class A & C Shares of Federated Market Opportunity
                           Fund; (22)
                  (xi)     Conformed copy of Exhibit U to Registrant's Distributor
                           Contract for Class K Shares of Federated Kaufmann Fund; (23)
                  (xii)    Conformed copy of Exhibits V & W to Registrant's Distributor
                           Contract for Class A & C Shares of Federated Kaufmann Fund &
                           Federated Large Cap Tech Fund; (22)
                  (xiii)   Conformed copy of Amendment to Distributor's Contract of the
                           Registrant; (23)
(xiv) Conformed copy of Exhibit X to the Distributor's Contract (Federated Kaufmann Small
                           Cap Fund Class A Shares) (24)
(xv)  Conformed copy of Exhibit Y to the Distributor's Contract (Federated Kaufmann Small
                           Cap Fund Class C Shares) (24)
                  (xvi)    The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds
                           Service Agreement; and Plan Trustee/Mutual Funds Service
                           Agreement from Item 24(b)(6) of the Cash Trust Series II
                           Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File No. 33-38550 and 811-6269)
            (f)   Not applicable;

______________________________________________________________
+     All exhibits have been filed electronically

10.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 26 on Form N-1A filed September 12, 1995.  (File Nos. 2-91090 and 811-4017)
14.    Response is incorporated by reference to Registrant's Post Effective Amendment
       No. 29 on Form N-1A filed May 29, 1997.  (File Nos. 2-910090 and 811-4017)
16.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 35 on Form N-1A filed December 30, 1997. (File Nos. 2-91090 and 811-4017)
19.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 44 on Form N-1A filed December 28, 1999. (File Nos. 2-91090 and 811-4017)
20.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 46 on Form N-1A filed September 15, 2000. (File Nos. 2-91090 and 811-4017)
22.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 52 on Form N-1A filed March 20, 2001.  (File Nos. 2-91090 and 811-4017)
23.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 51 on Form N-1A filed December 27, 2001.  (File Nos. 2-91090 and 811-4017
24.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 57 on Form N-1A filed December 26, 2002.  (File Nos. 2-91090 and 811-4017

             (g)     (i)   Conformed Copy of the Custodian Agreement of the
                            Registrant; (6)
                  (ii)                        Conformed copy of Custodian Fee Schedule; (15)
             (h)   (i)     Conformed copy of Amended and Restated Shareholder Services
                           Agreement; (15)
                   (ii)     Conformed copy of Amended and Restated Agreement for Fund Accounting
                           Services, Administrative Services, Shareholder Transfer Agency
                           Services and Custody Services Procurement; (17)
                  (iii)    Conformed copy of Amendment to Agreement for Fund Accounting
                           Services, Administrative Services, Shareholder Transfer Agency
                           Services and Custody Services Procurement; (23)
                   (iv)    Conformed copy of Principal Shareholder Service's Agreement
                           (Class B Shares); (16)
                    (v)    ..................Conformed copy of Exhibit 1 to the Principal
                           Shareholder
                           Service's Agreement (Class B Shares); (23)
                   (vi)    ..................Conformed copy of Shareholder Services Agreement
                           (Class B Shares); (16)
                  (vii)    Conformed copy of Exhibit 1 to the Shareholder Services
                           Agreement (Class B Shares); (23)
                 (viii)    The Registrant hereby incorporates by reference the conformed copy of the Shareholder Services Sub-Contract between Fidelity and Federated
                           Shareholder Services from Item 24(b)(9)(iii) of the Federated GNMA
                           Trust Registration Statement on Form N-1A, filed with the Commission on March 25, 1996 (File Nos. 2-75670 and 811-3375).
            (i)            Conformed copy of the Opinion and Consent of Counsel regarding legality of shares being registered; (6)
            (j)            Conformed copy of Consent of Independent Auditors; (24)
            (k)             Not Applicable;
            (l)            Conformed copy of Initial Capital understanding; (2)

______________________________________________________________
+     All exhibits have been filed electronically

2.    Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 1 on Form N-1A filed February 28, 1985.  (File Nos. 2-91090 and 811-4017)
6.    Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 20 on Form N-1A filed December 29, 1994.  (File Nos. 2-91090 and 811-4017)
10.   Response is incorporated by reference to Registrant's Post-Effective Amendment
       No. 26 on Form N-1A filed September 12, 1995.  (File Nos. 2-91090 and 811-4017)
15.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 31 on Form N-1A filed October 30, 1997.  (File Nos. 2-91090 and 811-4017)
16.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 35 on Form N-1A filed December 30, 1997. (File Nos. 2-91090 and 811-4017)
17.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 40 on Form N-1A filed October 9, 1998. (File Nos. 2-91090 and 811-4017)
23.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 51 on Form N-1A filed December 27, 2001.  (File Nos. 2-91090 and 811-4017
24.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 57 on Form N-1A filed December 26, 2002.  (File Nos. 2-91090 and 811-4017

            (m)     (i)    Conformed Copy of Distribution Plan of the Registrant; (10)
                   (ii)    Conformed copies of Exhibits A and C to the Distribution Plan for
                           Federated Small Cap Strategies Fund, (Class A and C Shares); (10)
                           (iii) Conformed copy of Exhibit E to the Distribution Plan for
                           Federated Growth Strategies Fund, (Class C Shares); (10)
                   (iv)     Conformed copies of Exhibit F and H to the Distribution Plan for
                           Federated Capital Appreciation Fund, (Class A and C Shares); (10)
                     (v)      Conformed copies of Exhibits I and K to the Distribution Plan for
                           Federated Aggressive Growth Fund (Class A and C Shares); (14)
                           The responses described in Item 23(e)(xiv) are hereby
                           incorporated by reference;
                           (vii) ............Conformed copy of Amendment to the Distribution
                           Contract (Class B Shares); (23)
                 (viii)    Conformed copies of Exhibits L, M, N & O to the
                           Distribution Plan; (19)
                   (ix)    Conformed copies of Exhibits P and Q to the Distribution Plan for
                           Federated New Economy Fund, (Class A and C Shares); (20)
                    (x)    Conformed copy of Exhibit B to Registrant's Distribution Plan for
                           Class B Shares of Federated Small Cap Strategies Fund;(22)
                   (xi)    Conformed copy of Exhibit D to Registrant's Distribution Plan for
                           Class B Shares of Federated Growth Strategies Fund; (22)
                  (xii)    Conformed copy of Exhibit G to Registrant's Distribution Plan for
                           Class B Shares of Federated Capital Appreciation Fund; (22)
                 (xiii)    Conformed copy of Exhibit J to Registrant's Distribution Plan for
                           Class B Shares of Federated Aggressive Growth Fund; (22)
                  (xiv)    Conformed copy of Exhibits R & S to Registrant's Distribution
                           Plan for Class A & C Shares of Federated Market Opportunity Fund;
                           (22)
                   (xv)    Conformed copy of Exhibit T to Registrant's Distribution Plan for
                           Class K Shares of Federated Kaufmann Fund; (22)
                  (xvi)    Conformed copy of Exhibits U & V to Registrant's Distribution
                           Plan for Class A & C Shares of Federated Kaufmann Fund and
                           Federated Large Cap Tech Fund; (22)
(xvi) Copy of Schedule A to the Distribution Plan; (19)
(xvii)      Conformed copy of Exhibit W to the Distribution Plan (Federated Kaufmann Small
                           Cap Fund Class A Shares) (24)
(xviii)     Conform copy of Exhibit X to the Distribution Plan (Federated Kaufmann Small
                           Cap Fund Class C Shares) (24)
            (n)     (i)      The Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from Item (n) of the Federated Total
                           Return Government Bond Fund Registration Statement on Form N-1A,
                           filed with the Commission on April 24, 200. (File Nos. 33-60411 and
                           811-07309);
                   (ii)    Multiple Class Plan (18f-3) Exhibits; (19)
            (o)     (i)    Conformed copy of Power of Attorney of the Registrant;(19)
                  (ii)     Conformed copy of Power of Attorney of Chief
                           Investment Officer of the Registrant; (24)
______________________________________________________________
+     All exhibits have been filed electronically

10.   Response is incorporated by reference to Registrant's Post-Effective Amendment
       No. 26 on Form N-1A filed September 12, 1995.  (File Nos. 2-91090 and 811-4017)
14.    Response is incorporated by reference to Registrant's Post Effective Amendment
       No. 29 on Form N-1A filed May 29, 1997.  (File Nos. 2-910090 and 811-4017)
19.    Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 44 on Form N-1A filed December 28, 1999. (File Nos. 2-91090 and 811-4017)
20.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 46 on Form N-1A filed September 15, 2000. (File Nos. 2-91090 and 811-4017)
22.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 52 on Form N-1A filed March 20, 2001.  (File Nos. 2-91090 and 811-4017)
23.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 51 on Form N-1A filed December 27, 2001.  (File Nos. 2-91090 and 811-4017
24.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 57 on Form N-1A filed December 26, 2002.  (File Nos. 2-91090 and 811-4017

(iii)    Conformed copy of Power of Attorney of Trustee of the
                           Registrant; (19)
                   (iv)    Conformed copy of Limited Power of Attorney; (19)
            (p)            The Registrant hereby incorporates the conformed copy of the Code of
                           Ethics for Access Persons from Item 23(p) of the Federated Managed
                           Allocation Portfolios Registration Statement on Form N-1A filed with the Commission on January 25, 2001. (File Nos. 33-51247 and 811-7129).

Item 24.    Persons Controlled by or Under Common Control with the Funds

            None.

Item 25.    Indemnification:  (1)

_______________________________________________________________________________________
1.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 41 on Form N-1A filed November 2, 1998. (File Nos. 2-91090 and 811-4017)
19.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 44 on Form N-1A filed December 28, 1999. (File Nos. 2-91090 and 811-4017)

Item 26. Business and Other Connections of Investment Adviser:

   For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?"
   The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are:  Thomas R. Donahue, (Chief Financial Officer, Federated Investors,
   Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and Mark D. Olson (a principal of the firm, Mark D. Olson & Company, L.L.C. and Partner, Wilson, Halbrook &
   Bayard, P.A.), 800 Delaware Avenue, P.O. Box 2305, Wilmington, DE  19899-2305.

         The remaining Officers of the investment adviser are:

         Vice Chairman:                      J. Thomas Madden

         President/ Chief Executive
         Officer:                                  Keith M. Schappert

         Executive Vice Presidents:          William D. Dawson, III
                                             Stephen F. Auth

         Senior Vice Presidents:             Joseph M. Balestrino
                                             David A. Briggs
                                             Jonathan C. Conley
                                             Christopher F. Corapi
                                             Deborah A. Cunningham
                                             Michael P. Donnelly
                                             Linda A. Duessel
                                             Mark E. Durbiano
                                             James E. Grefenstette
                                             Robert M. Kowit
                                             Jeffrey A. Kozemchak
                                             Richard J. Lazarchic
                                             Susan M. Nason
                                             Mary Jo Ochson
                                             Robert J. Ostrowski
                                             Frank Semack
                                             Richard Tito
                                             Peter Vutz

         Vice Presidents:                    Todd A. Abraham
                                             J. Scott Albrecht
                                             Randall S. Bauer
                                             Nancy J.Belz
                                             G. Andrew Bonnewell
                                             David Burns
                                             Robert E. Cauley
                                             Regina Chi
                                             Ross M. Cohen
                                             Fred B. Crutchfield
                                             Lee R. Cunningham, II
                                             Alexandre de Bethmann
B.    Anthony Delserone, Jr.
                                             Donald T. Ellenberger
                                             Eamonn G. Folan
                                             Kathleen M. Foody-Malus
                                             Thomas M. Franks
                                             John T. Gentry
                                             David P. Gilmore
                                             Marc Halperin
                                             John W. Harris
                                             Patricia L. Heagy
                                             Susan R. Hill
                                             Nikola A. Ivanov
                                             William R. Jamison
                                             Constantine J. Kartsonas
                                             Nathan H. Kehm
                                             John C. Kerber
                                             Steven Lehman
                                             Marian R. Marinack
                                             Natalie F. Metz
                                             Thomas J. Mitchell
                                             Joseph M. Natoli
                                             John L. Nichol
                                             Mary Kay Pavuk
                                             Jeffrey A. Petro
                                             John P. Quartarolo
                                             Ihab L. Salib
                                             Roberto Sanchez-Dahl, Sr.
                                             Aash M. Shah
                                             John Sidawi
                                             Michael W. Sirianni, Jr.
                                             Christopher Smith
                                             Timothy G. Trebilcock
                                             Leonardo A. Vila
                                             Paige M. Wilhelm
                                             Richard M. Winkowski, Jr.
                                             Lori A. Wolff
                                             George B. Wright

         Assistant Vice Presidents:          Catherine A. Arendas
                                             Angela A. Auchey
                                             Nicholas P. Besh
                                             Hanan Callas
                                             David W. Cook
                                             James R. Crea, Jr.
                                             Karol M. Crummie
                                             David Dao
                                             Richard J. Gallo
                                             James Grant
                                             Anthony Han
                                             Kathryn P. Heagy
                                             Carol B. Kayworth
                                             J. Andrew Kirschler
                                             Robert P. Kozlowski
                                             Ted T. Lietz, Sr.
                                             Monica Lugani
                                             Tracey L. Lusk
                                             Theresa K. Miller
                                             Bob Nolte
                                             Rae Ann Rice
                                             Jennifer G. Setzenfand
                                             Kyle D. Stewart
                                             Mary Ellen Tesla
                                             Michael R. Tucker
                                             Steven J. Wagner
                                             Mark Weiss

         Secretary:                          G. Andrew Bonnewell

         Treasurer:                          Thomas R. Donahue

         Assistant Secretaries:              Jay S. Neuman
                                             Leslie K. Ross

         Assistant Treasurer:                Denis McAuley, III

         The business address of each of the Officers of the investment adviser is
         Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania
         15222-3779.  These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in
         Part B of this Registration Statement.

Item 27.  Principal Underwriters:

          (a)     Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

Cash Trust Series II; Cash Trust Series, Inc.; CCMI Funds; Edward Jones Money Market Fund;
Edward Jones Tax-Free Money Market Fund; Federated American Leaders Fund, Inc.; Federated
Adjustable Rate Securities Fund; Federated Core Trust; Federated Core Trust II, L.P.;
Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fixed Income
Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.;
Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income
Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional
Trust; Federated Insurance Series; Federated International Series, Inc.; Federated
Investment Series Funds, Inc.; Federated Limited Duration Government Fund, Inc.; Federated
Managed Allocation Portfolios; Federated Municipal Opportunities Fund, Inc.; Federated
Municipal Securities Fund, Inc.; Federated Municipal Securities Income Trust; Federated
Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust;
Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S.
Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5
Years; Federated Total Return Government Bond Fund; Federated Utility Fund, Inc.; Federated
World Investment Series, Inc.; FirstMerit Funds; Hibernia Funds; Intermediate Municipal
Trust; Marshall Funds, Inc.; Money Market Obligations Trust; Regions Morgan Keegan Select
Funds; RIGGS Funds; SouthTrust Funds; and Vision Group of Funds.

         (b)

        (1)                          (2)                       (3)
Positions and Offices                                 Positions and Offices
  With Distributor                   Name                With Registrant
_____________________          _________________      ______________________

Chairman:                     Richard B. Fisher          Vice President

Director:                     Arthur L. Cherry

President-Institutional
Sales and Director:           John B. Fisher

Executive Vice
Vice President, Assistant
Secretary and Director:       Thomas R. Donahue

President-Broker/Dealer
And Director:                 James F. Getz

Senior Vice Presidents:
                              Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Christopher T. Fives
                              James S. Hamilton
                              James M. Heaton
                              Amy Michaliszyn
                              Keith Nixon
                              Solon A. Person, IV
                              Ronald M. Petnuch
                              Timothy C. Pillion
                              Thomas E. Territ
                              Robert F. Tousignant

Vice Presidents:              John B. Bohnet
                              Jane E. Broeren-Lambesis
                              David J. Callahan
                              Mark Carroll
                              Scott Charlton
                              Steven R. Cohen
                              Mary J. Combs
                              R. Edmond Connell, Jr.
                              Kevin J. Crenny
                              Daniel T. Culbertson
                              G. Michael Cullen
                              Marc C. Danile
                              Robert J. Deuberry
                              Ron Dorman
                              William C. Doyle
                              Donald C. Edwards
                              Timothy Franklin
                              Peter J. Germain
                              Joseph D. Gibbons
                              G. Tad Gullickson
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Vincent L. Harper, Jr.
                              Bruce E. Hastings
                              Charlene H. Jennings
                              Teresa M. Johnson
                              Christopher L. Johnston
                              H. Joseph Kennedy
                              Stephen Kittel
                              Michael W. Koenig
                              Ed Koontz
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Martin J. McCaffrey
                              Maurice W. McKinney
                              Mark J. Miehl
                              Richard C. Mihm
                              Vincent T. Morrow
                              Alec H. Neilly
                              Thomas A. Peter III
                              Raleigh Peters
                              Robert F. Phillips
                              Richard A. Recker
                              Christopher Renwick
                              John Rogers
                              Brian S. Ronayne
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Edward L. Smith
                              David W. Spears
                              John A. Staley
                              Colin B. Starks
                              Jeffrey A. Stewart
                              Kevin Stutz
                              Timothy A. Rosewicz
                              Greg Spralding
                              William C. Tustin
                              Paul A. Uhlman
                              Richard B. Watts
                              G. Walter Whalen
                              Patrick M. Wiethorn
                              Edward J. Wojnarowski
                              Michael P. Wolff

Assistant Vice Presidents:    Lisa Arcuri
                              Robert W. Bauman
                              Edward R. Bozek
                              Charles L. Davis, Jr.
                              Beth C. Dell
                              Jennifer Fetteroff
                              Renee L. Gebben
                              John T. Glickson
                              William Rose
                              Lynn Sherwood-Long

Treasurer:                    Denis McAuley, III

Secretary:                    Stephen A. Keen

Assistant Secretaries:        Thomas R. Donahue
                              Peter J. Germain

The business address of each of the Officers of Federated Securities Corp. is Federated
Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.

         (c)     Not applicable

Item 28.    Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment
Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                                Reed Smith LLP
                                          Investment and Asset Management
                                          Group (IAMG)
                                          Federated Investors Tower
                                          12th Floor
                                          1001 Liberty Avenue
                                          Pittsburgh, PA  15222-3779
                                          (Notices should be sent to the Agent for
                                           Service at above address)

                                          Federated Investors Funds
                                          5800 Corporate Drive
                                          Pittsburgh, PA 15237-7000

Federated Shareholder Services Company    P.O. Box 8600
("Transfer Agent and Dividend             Boston, MA 02266-8600
Disbursing Agent")

Federated Services Company                Federated Investors Tower
("Administrator")                         1001 Liberty Avenue
                                          Pittsburgh, PA  15222-3779

Federated Investment Management Company   Federated Investors Tower
("Adviser")                               1001 Liberty Avenue
                                          Pittsburgh, PA  15222-3779

Federated Global Investment Management Corp.    c/o Federated Investors Tower
("Sub-Adviser to Federated Kaufmann       1001 Liberty Avenue
Small Cap Fund")                          Pittsburgh, PA  15222-3779

State Street Bank and Trust Company       P.O. Box 8600
("Custodian")                             Boston, MA 02266-8600

Item 29.    Management Services:  Not applicable.

Item 30.    Undertakings:

            Registrant hereby undertakes to comply with the provisions of Section 16(c) of the
            1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                         SIGNATURES
    Pursuant to the requirements of the Securities Act of 1933, and the Investment Company
Act of 1940, the Registrant, FEDERATED EQUITY FUNDS, has duly caused this Amendment to its
Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 22nd day of January, 2003.

                                   FEDERATED EQUITY FUNDS

                  BY: /s/ Todd P. Zerega
                  Todd P. Zerega, Assistant Secretary
                  Attorney in Fact for John F. Donahue
                  January 22, 2003

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its
Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE
By: /s/ Todd P. Zerega            Attorney In Fact          January 22, 2003
    Todd P. Zerega                For the Persons
    ASSISTANT SECRETARY           Listed Below

John F. Donahue*                  Chairman and Trustee

J.    Christopher Donahue*        President and Trustee
                                  (Principal Executive Officer)

Richard J. Thomas*                Treasurer
                                  (Principal FinancialOfficer)

Stephen F. Auth*                  Chief Investment Officer

Thomas G. Bigley*                   Trustee

John T. Conroy, Jr.*                Trustee

Nicholas P. Constantakis*           Trustee

John F. Cunningham*                 Trustee

Lawrence D. Ellis, M.D.*            Trustee

Peter E. Madden*                    Trustee

Charles F. Mansfield, Jr.*          Trustee

John E. Murray, Jr., J.D., S.J.D.*  Trustee

Marjorie P. Smuts*                  Trustee

John S. Walsh*                      Trustee

*By Power of Attorney